File No. 333-84159
                                                              File No. 811-09517

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      / /
          Post-Effective Amendment No.               9                       /X/
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              / /
                                  Amendment No.     10                       /X/
                                                 ----------

                        (Check appropriate box or boxes)

                           VARIABLE ANNUITY ACCOUNT XI
                             (SCARBOROUGH ADVANTAGE)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

Name and Address of Agent for Service:
Amy J. Lee, Associate General Counsel
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, KS 66636-0001





It is proposed that this filing will become effective:

/ /   immediately upon filing pursuant to paragraph (b) of Rule 485

/X/   on May 1, 2008 pursuant to paragraph (b) of Rule 485

/ /   60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /   on May 1, 2008, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under group unallocated flexible premium deferred variable annuity contract.

                                           [LOGO] SECURITY BENEFIT(SM)
                                                  Security Distributors, Inc.


Prospectus                                        May 1, 2008


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SCARBOROUGH ADVANTAGE VARIABLE ANNUITY
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                                                  ---------------------
                                                    Important Privacy
                                                     Notice Included

                                                     See Back Cover
                                                  ---------------------

V6914 (R5-07)                                                        32-69144-00

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                     SCARBOROUGH ADVANTAGE VARIABLE ANNUITY

                         Group Flexible Purchase Payment
                       Deferred Variable Annuity Contract

               Issued By:                             Mailing Address:
Security Benefit Life Insurance Company  Security Benefit Life Insurance Company
One Security Benefit Place               P.O. Box 750497
Topeka, Kansas 66636-0001                Topeka, Kansas 66675-0497
1-800-888-2461

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      This Prospectus describes the Scarborough Advantage Variable Annuity--a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is a group contract available for those persons eligible to participate in the International Brotherhood of Electrical Workers ("IBEW") Local Unions Savings and Retirement Plan and Trust. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your Purchase Payments to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XI, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:


o    SBL Fund Series D (Global)
o    T. Rowe Price Mid-Cap Growth
o    T. Rowe Price Equity Income
o    Goldman Sachs VIT Structured Small Cap Equity
o    Goldman Sachs Capital Growth


      Amounts allocated to the Fixed Account will accrue interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value in the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.

      Amounts that you allocate to the Subaccounts under the Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."


      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2008, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636-0001 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 32 of this Prospectus.


      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus is accompanied by the current prospectuses for the underlying funds. You should read the prospectuses carefully and retain them for future reference.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract will go up and down and you could lose money.


Date: May 1, 2008


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V6914 (R5-07)                                                        32-69144-00

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                                Table of Contents


                                                                            Page

DEFINITIONS .............................................................    4
SUMMARY .................................................................    4
   Purpose of the Contract ..............................................    4
   The Separate Account and the Underlying Funds ........................    5
   Fixed Account ........................................................    5
   Purchase Payments ....................................................    5
   Contract Benefits ....................................................    5
   Charges and Deductions ...............................................    5
   Tax-Free Exchanges ...................................................    5
   Contacting The Company ...............................................    6
EXPENSE TABLES ..........................................................    7
   Participant Transaction Expenses .....................................    7
   Periodic Expenses ....................................................    7
   Examples .............................................................    7
CONDENSED FINANCIAL INFORMATION .........................................    8
INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE
   UNDERLYING FUNDS .....................................................   10
   Security Benefit Life Insurance Company ..............................   10
   Published Ratings ....................................................   10
   Separate Account .....................................................   10
   The Underlying Funds .................................................   10
   T. Rowe Price Mid-Cap Growth Portfolio ...............................   11
   SBL Fund Series D (Global) ...........................................   11
   T. Rowe Price Equity Income Series (Series O) ........................   11
   Goldman Sachs VIT Structured Small Cap Equity Fund ...................   11
   Goldman Sachs Capital Growth Fund ....................................   11
   The Investment Advisers ..............................................   12
THE CONTRACT ............................................................   13
   General ..............................................................   13
   Application to Invest in the Contract ................................   13
   Purchase Payments ....................................................   13
   Allocation of Purchase Payments ......................................   14
   Dollar Cost Averaging Option .........................................   14
   Asset Reallocation Option ............................................   15
   Transfers of Contract Value ..........................................   15
   Contract Value .......................................................   18
   Determination of Contract Value ......................................   18
   Cut-Off Times ........................................................   18
   Full and Partial Withdrawals .........................................   18
   Systematic Withdrawals ...............................................   19
   Death Benefit ........................................................   19
   Distribution Requirements ............................................   20
CHARGES AND DEDUCTIONS ..................................................   20
   Mortality and Expense Risk Charge ....................................   20
   Administration and Distribution Charge ...............................   21
   Premium Tax Charge ...................................................   21
   Other Charges ........................................................   21
   Variations in Charges ................................................   21
   Guarantee of Certain Charges .........................................   21
   Underlying Fund Expenses .............................................   21
ANNUITY PERIOD ..........................................................   21
   General ..............................................................   21
   Annuity Options ......................................................   22
THE FIXED ACCOUNT .......................................................   22
   Interest .............................................................   23
   Death Benefit ........................................................   23
   Contract Charges .....................................................   23
   Transfers and Withdrawals from the Fixed Account .....................   23
   Payments from the Fixed Account ......................................   23
MORE ABOUT THE CONTRACT .................................................   23
   Holder ...............................................................   23
   Designation and Change of Beneficiary ................................   23
   Dividends ............................................................   24
   Payments from the Separate Account ...................................   24
   Proof of Age and Survival ............................................   24
   Misstatements ........................................................   24
FEDERAL TAX MATTERS .....................................................   24
   Introduction .........................................................   24
   Tax Status of the Company and the Separate Account ...................   24
   Income Taxation of Annuities in General--Non-Qualified Plans .........   25
   Additional Considerations ............................................   26
   Other Tax Considerations .............................................   27
OTHER INFORMATION .......................................................   27
   Voting of Underlying Fund Shares .....................................   27
   Substitution of Investments ..........................................   28
   Changes to Comply with Law and Amendments. ...........................   28
   Reports to Participants ..............................................   28
   Electronic Privileges ................................................   29
   Legal Proceedings ....................................................   29
   Legal Matters ........................................................   29
   Sale of the Contract .................................................   29

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You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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                                       2

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                                Table of Contents

PERFORMANCE INFORMATION .................................................   31
ADDITIONAL INFORMATION ..................................................   32
   Registration Statement ...............................................   32
   Financial Statements .................................................   32
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION ...............   32

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You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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                                        3

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Definitions

      Various terms commonly used in this Prospectus are defined as follows:

      Accumulation Unit -- A unit of measure used to calculate Contract Value.

      Administrative Office -- Scarborough Securities Corporation, One Bridge Street, Irvington, New York 10533.

      Annuitant -- The person that you designate to receive annuity payments. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      Annuity -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.

      Annuity Options -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

      Annuity Start Date -- The date when annuity payments are to begin.

      Automatic Investment Program -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a payroll deduction arrangement.

      Contract Date -- The date of your first contribution to the Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      Contractholder or Holder -- The IBEW Local Unions Savings and Retirement Plan and Trust holds the Contract for the benefit of Participants.

      Contract Value -- The total value of your account which includes amounts allocated to the Subaccounts and the Fixed Account.

      Contract Year -- Each twelve-month period measured from the Contract Date.

      Designated Beneficiary -- The person designated by you as having the right to the death benefit, if any, payable upon your death.

      Fixed Account -- A separate account of the Company to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest declared periodically by the Company.

      General Account --All assets of the Company other than those allocated to the Separate Account, the Fixed Account, or to any other separate account of the Company.

      Participant -- A Participant as defined in the Trust Agreement.

      Purchase Payment -- An amount paid to the Company as consideration for the Contract.

      Separate Account -- The Variable Annuity Account XI. A separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      Subaccount -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      Trust -- The IBEW Local Unions Savings and Retirement Plan and Trust.

      Trust Agreement -- The Trust Agreement creating the Trust.


      Underlying Fund -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount. The Underlying Funds consist of the T. Rowe Price Mid-Cap Growth Portfolio (a series of the T. Rowe Price Equity Series, Inc.); the T. Rowe Price Equity Income Series and SBL Fund Series D (Global) (each a series of SBL Fund); and Goldman Sachs VIT Structured Small Cap Equity Fund and Goldman Sachs Capital Growth Fund (each a series of the Goldman Sachs Variable Insurance Trust).


      Valuation Date -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      Valuation Period -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      Withdrawal Value -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes.

Summary

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.

Purpose of the Contract -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract pursuant to the terms of the Trust Agreement if you are eligible to be a Participant under its terms.

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                                       4

The Separate Account and the Underlying Funds -- The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund. See "Underlying Funds." The Underlying Funds, each of which has a different investment objective or objectives, is set forth below under its respective fund:

T. Rowe Price Equity Series, Inc.

o     T. Rowe Price Mid-Cap Growth Portfolio


SBL Fund

o     SBL Fund Series D (Global)
o     T. Rowe Price Equity Income Series (Series O)

Goldman Sachs Variable Insurance Trust

o     Goldman Sachs VIT Structured Small Cap Equity Fund
o     Goldman Sachs Capital Growth Fund


      You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Fixed Account -- You may allocate all or part of your Purchase Payments to the Fixed Account, which is a separate account of the Company. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company. See "The Fixed Account."

Purchase Payments -- Unless you had an account as of July 1, 1999, the minimum initial Purchase Payment is $2,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $100. There is no minimum for subsequent Purchase Payments made pursuant to an Automatic Investment Program. See "Purchase Payments."

Contract Benefits -- You may transfer your Contract Value among the Subaccounts and to and from the Fixed Account.

      At any time before the Annuity Start Date, you may surrender your Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to attaining age 59 1/2.

      The Contract provides for a death benefit upon your death prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on a fixed basis. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

Charges and Deductions -- The Company does not deduct sales load from Purchase Payments before allocating them to Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      Mortality and Expense Risk Charge. The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 0.45% of each Subaccount's average daily net assets. See "Mortality and Expense Risk Charge."


      Administration and Distribution Charge. The Company currently charges an administration and distribution charge equal to an annual rate of 0.91% of each Subaccount's average daily net assets, except that the annual rate for the SBL Fund Series D (Global) and T. Rowe Price Equity Income Subaccounts is 0.56%. The Company may deduct a maximum daily administration and distribution charge equal to an annual rate of 0.94% of each Subaccount's average daily net assets, except the SBL Fund Series D (Global) and T. Rowe Price Equity Income Subaccounts for which the maximum annual rate is 0.59%. See "Administration and Distribution Charge."

      Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted when you begin receiving annuity payments or upon full withdrawal if a premium tax was incurred by the Company and is not refundable. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. In Maine and Wyoming, the company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

      Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. For a description of these charges and expenses, see the prospectus for each Underlying Fund.

Tax-Free Exchanges -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be new charges for this Contract, which may be higher (or lower), and the benefits may be different. You should

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                                       5

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not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

Contacting The Company -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Administrative Office located at One Bridge Street, Irvington, New York 10533 or by phone by calling (914) 591-9200 or 1-800-223-7608.

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                                       6

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Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.


--------------------------------------------------------------------------------
Participant Transaction Expenses are fees and expenses that you will pay when you invest in the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract.

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   Sales Load on Purchase Payments                                    None
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   Deferred Sales Charge
   (as a percentage of amount withdrawn attributable to
   Purchase Payments)                                                 None
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   Transfer Fee (per transfer)                                        None
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Periodic Expenses are fees and expenses that you will pay
periodically during the time that you own the Contract, not
including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
   Separate Account Annual Expenses
   (as a percentage of average Subaccount daily net assets)
--------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge                         0.45%
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     Annual Administration and Distribution Charge                    0.94%(1)
--------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                           1.39%
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(1)   The maximum annual administration and distribution charge is 0.94% for all
      Subaccounts, except the SBL Fund Series D (Global) and T. Rowe Price
      Equity Income Subaccounts for which the maximum annual administration and distribution charge is 0.59%. The Company currently assesses an annual administration and distribution charge of 0.91% from the Subaccounts
      (0.56% from the SBL Fund Series D (Global) and T. Rowe Price Equity Income Subaccounts).
--------------------------------------------------------------------------------


The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.


--------------------------------------------------------------------------------
                                                         Minimum       Maximum
--------------------------------------------------------------------------------
Total Annual Underlying
Fund Operating Expenses(1)                                0.85%         1.26%
--------------------------------------------------------------------------------

(1) Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2007, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2007.
--------------------------------------------------------------------------------


Examples -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include separate account annual expenses and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to the Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


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                                           1          3         5         10
                                         Year       Years     Years      Years
--------------------------------------------------------------------------------
If you surrender your
Contract at the end of
the applicable time period              $ 268       $ 823    $ 1,405    $  2,983
--------------------------------------------------------------------------------
If you do not surrender
or you annuitized your Contract           268         823      1,405       2,983
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                                       7

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Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31.


------------------------------------------------------------------------------------------------------------------------------------
                                                             Accumulation Unit        Accumulation Unit         Accumulation Units
                                                            Value At Beginning         Value at End of           Outstanding at the
                                                Year           of Period                  Period                    End of Period
------------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series D (Global)
(formerly, OppenheimerFunds
Global)
------------------------------------------------------------------------------------------------------------------------------------
                                                2007            $ 18.18                  $  19.62                     83,632
                                                2006              15.56                     18.18                     56,509
                                                2005              13.77                     15.56                     40,773
                                                2004              11.64                     13.77                     21,331
                                                2003(1)           10.12                     11.64                     13,959
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
                                                2007              26.85                     31.12                     70,728
                                                2006              25.53                     26.85                     88,405
                                                2005              22.55                     25.53                     96,767
                                                2004              19.32                     22.55                     88,702
                                                2003              14.15                     19.32                     85,852
                                                2002              18.22                     14.15                     63,923
                                                2001              18.64                     18.22                     71,196
                                                2000              17.59                     18.64                     97,053
                                                1999(2)           14.37                     17.59                     28,783
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income
------------------------------------------------------------------------------------------------------------------------------------
                                                2007              28.79                     29.30                     64,287
                                                2006              24.48                     28.79                     61,519
                                                2005              23.84                     24.48                     57,907
                                                2004              21.04                     23.84                     48,964
                                                2003              16.67                     21.04                     43,650
                                                2002              19.81                     16.97                     52,701
                                                2001              19.75                     19.81                     61,052
                                                2000              17.67                     19.75                     54,961
                                                1999(2)           17.56                     17.67                     36,063
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured
Small Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
                                                2007              17.20                     14.16                     25,878
                                                2006              15.53                     17.20                     31,639
                                                2005              14.84                     15.53                     43,461
                                                2004              12.93                     14.84                     42,226
                                                2003               8.98                     12.93                     44,516
                                                2002              10.71                      8.98                     32,740
                                                2001              10.38                     10.71                     28,445
                                                2000              10.35                     10.38                     33,952
                                                1999(2)            8.73                     10.35                     12,256
------------------------------------------------------------------------------------------------------------------------------------


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                                       8

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
------------------------------------------------------------------------------------------------------------------------------------
                                                             Accumulation Unit        Accumulation Unit         Accumulation Units
                                                            Value At Beginning         Value at End of           Outstanding at the
                                                Year           of Period                  Period                    End of Period
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
                                                2007            $ 11.47                  $  12.46                     46,606
                                                2006              10.71                     11.47                     51,867
                                                2005              10.55                     10.71                     61,816
                                                2004               9.81                     10.55                     70,246
                                                2003               8.03                      9.81                     76,750
                                                2002              10.76                      8.03                     83,873
                                                2001              12.77                     10.76                    103,696
                                                2000              18.93                     12.77                    120,772
                                                1999(2)           12.01                     18.93                     70,591
------------------------------------------------------------------------------------------------------------------------------------

1.    For the period October 1, 2003 (the date operations commenced) to December
      31, 2003.

2.    For the period of October 27, 1999 (date operations commenced) to December
      31, 1999.
------------------------------------------------------------------------------------------------------------------------------------


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                                       9

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Information About the Company, the Separate Account, and the Underlying Funds

Security Benefit Life Insurance Company -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name January 2, 1950.

      On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who owned policies of the Company as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.


      The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia and in all states except New York. As of the end of 2007, the Company had total assets of approximately $13.3 billion. Together with its affiliates, the Company has total funds under management of approximately $19.3 billion.


      The Principal Underwriter for the Contract is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Corporation, which is wholly owned by Security Benefit Mutual Holding Company.

Published Ratings -- The Company may from time to time publish in advertisements, sales literature and reports to Participants, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Participants. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account -- The Company established the Separate Account under Kansas law on October 26, 1998. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under the contracts may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains such a provision. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities, mutual funds, or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

Underlying Funds -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment

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policy of the Underlying Funds. Each Subaccount invests in a corresponding
Underlying Fund, each of which has different investment objectives and policies.

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

      Each Underlying Fund and its investment objective are listed below. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      Each Underlying Fund's prospectus accompanies this Prospectus and should be carefully read in conjunction with this Prospectus before investing.

T. Rowe Price Mid-Cap Growth Portfolio -- The investment objective of this Series is to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.


SBL Fund Series D (Global) -- The investment objective of this Series is to seek long-term growth of capital primarily through investment in securities of companies in foreign countries and the United States. The Series pursues its objective by investing, under normal market conditions, in a diversified portfolio of securities in at least three countries, one of which may be the United States. The Series invests primarily in foreign and domestic common stocks or convertible stocks of companies considered to have appreciation possibilities.


T. Rowe Price Equity Income Series (Series O) -- The investment objective of this Series is to seek to provide substantial dividend income and also capital appreciation by investing primarily in common stocks of established companies. The Series pursues its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. The Sub-Adviser,
T. Rowe Price Associates, Inc., typically employs a value-oriented strategy in selecting investments for the Series. The Sub-Adviser's research team identifies companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

Goldman Sachs VIT Structured Small Cap Equity Fund -- The investment objective of this Series is to seek long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States.(1) However, it is currently anticipated that, under normal circumstances this Series will invest at least 95% of its net assets in such equity investments. These issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) similar to that of the range of the market capitalization of companies constituting the Russell 2000 Index at the time of investment. This Series is not required to limit its investments to securities in the Russell 2000 Index at the time of investment.

(1) To the extent required by SEC regulations, shareholders will be provided with 60 days notice in the manner prescribed by the SEC before any change in a Fund's policy to invest at least 80% of its net assets in the particular type of investment suggested by its name.

Goldman Sachs Capital Growth Fund -- The investment objective of this Series is to seek long-term growth of capital by investing, under normal circum-

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stances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at the time of purchase in a diversified portfolio of equity investments. This Series seeks to achieve its investment objective by investing in a diversified portfolio of equity investments that are considered by the Investment Adviser to have long-term capital appreciation potential. Although this Series invests primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in countries with emerging markets or economies and securities quoted in foreign currencies.


The Investment Advisers -- T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202 serves as investment adviser to the
T. Rowe Price Mid-Cap Growth Portfolio, and it serves as sub-adviser to the T. Rowe Price Equity Income Series (Series O) pursuant to an agreement with Series O's investment adviser, Security Investors, LLC, One Security Benefit Place, Topeka, Kansas 66636-0001. T. Rowe Price is registered with the SEC as an investment adviser. T. Rowe Price is responsible for the day to day decisions to buy and sell securities for the T. Rowe Price Mid-Cap Growth Portfolio and the
T. Rowe Price Equity Income Series (Series O).

      Security Global Investors, LLC, Two Embarcadero Center, Suite 2350, San Francisco, California, 94111, serves as sub-advisor to the SBL Fund Global Series (Series D), pursuant to an agreement with Series D's investment adviser, Security Investors, LLC. Security Global Investors, LLC is registered with the SEC as an investment adviser. It is responsible for the day to day decisions to buy and sell securities for SBL Fund Global Series (Series D).


      Goldman Sachs Asset Management, L.P. ("GSAM"), located at 32 Old Slip, New York, New York 10005, serves as the investment adviser to the Goldman Sachs VIT Structured Small Cap Equity Fund and the Goldman Sachs Capital Growth Fund. It is responsible for the day to day decisions to buy and sell securities for those Series.

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The investment objectives and policies of the Underlying Funds may be similar to the investment objectives and policies of other mutual funds managed by the same investment adviser. Although the objectives and policies may be similar, the investment results of the Underlying Funds may be higher or lower than the results of such other mutual funds. There can be no assurance, and no representation is made, that the investment results of similar funds will be comparable to the Underlying Funds even if both the Underlying Funds and the other funds have the same investment adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Participants arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Participants of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Participants including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

      Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as an intermediary of, the Underlying Funds. The Company and its affiliates may profit from these payments.

      Payments from Underlying Fund Service Providers. The Company (or its affiliates) receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of

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the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments in the amount of 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a predetermined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

      Other Payments. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

      Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional purchase payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General -- The Company issues the Contract offered by this Prospectus. It is a group flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Participant who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a fixed basis, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Contract Value and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

      You may purchase the Contract under the terms of the Trust Agreement if you are eligible to be a Participant under its terms.

Application to Invest in the Contract -- If you wish to invest in the Contract, you may submit a participation enrollment form and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject a participation enrollment form or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age for which a participation enrollment form will be accepted is age 90.

Purchase Payments -- The minimum initial Purchase Payment is $2,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $100. There is no minimum for subsequent Purchase Payments made pursuant to an Automatic Investment Program. A Purchase Payment exceeding $1 million will not be accepted without prior approval of the Company.

      The Company will apply the initial Purchase Payment not later than the end of the Valuation Period during which it is received by the Company; provided that the Purchase Payment is preceded or accompanied by a participation enrollment form that contains sufficient information to establish an account and properly credit such Purchase Payment. If you submit your participation enrollment form and/or initial Purchase Payment to your registered representative, the Company will not begin processing the participation enrollment form and initial Purchase

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                                       13

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Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete participation enrollment form, the Company will notify you that it does not have the necessary information to establish an account and properly credit your Purchase Payment. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company cannot otherwise establish your account, the Company will return your initial Purchase Payment. The Company may retain your Purchase Payment pending receipt of necessary information; provided that you consent to us retaining the Purchase Payment until your participation enrollment form is made complete.

      The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received at the Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Participant is living. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about your account to government regulators. In addition, the Company may be required to block an account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments -- In a participation enrollment form, you select the Subaccounts and/or the Fixed Account to which Purchase Payments will be allocated. Purchase payments will be allocated according to your instructions contained in the enrollment form or more recent instructions received, if any. The allocations must be whole percentages and must total 100%. Available allocation alternatives include the five Subaccounts and the Fixed Account.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at the Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

Dollar Cost Averaging Option -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual and annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received a Dollar Cost Averaging request in proper form at the Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or

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Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted.

      You may make changes to the option by writing to the Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or one quarter if transfers were made on a quarterly, semiannual or annual basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

      You may also dollar cost average Contract Value to or from the Fixed Account. You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options.

Asset Reallocation Option -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option, an Asset Reallocation request in proper form must be received by the Company at the Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation form, the Company will effect a transfer or, in the case of a new participation, will allocate the initial Purchase Payment, among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected.

      You may make changes to the option by writing to the Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

      Contract Value allocated to the Fixed Account may be included in the Asset Reallocation Option. You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options.

Transfers of Contract Value -- You may transfer Contract Value among the Subaccounts upon proper written request to the Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the participation enrollment form or the proper form has been properly completed, signed and filed at the Administrative Office. The minimum transfer amount is $100, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      You may also transfer Contract Value from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts.

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      The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      The Company generally does not limit the frequency of transfers, although the Company reserves the right to limit the number of transfers in a Contract Year. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

      Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Participants in the group.

      If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Sub-account) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).


--------------------------------------------------------------------------------
                                                                     Number of
                                                                     Round Trip
               Subaccount                                            Transfers
--------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth,                                           1(1)
--------------------------------------------------------------------------------
Goldman Sachs VIT Capital Growth,                                       4(2)
Goldman Sachs VIT Structured Small
Cap Equity, SBL Fund Series D (Global),
T. Rowe Price Equity Income
--------------------------------------------------------------------------------

(1) Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(2) Number of round trip transfers that can be made in any 12-month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
--------------------------------------------------------------------------------


      In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying

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                                       16

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Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

      Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Participant in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Participants or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Participant, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Participants seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Participants determined to be engaged in transfer activity that may adversely affect other Participants or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Participants without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Participants bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk

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                                       17

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that the Company will not detect harmful transfer activity on the part of some
Participants and, as a result, the Company will inadvertently treat those Participants differently than Participants it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Participants may be treated differently than others. Consequently, there is a risk that some Participants may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." No minimum amount of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o     Interest credited to the Fixed Account,

o     Payment of Purchase Payments,

o     Partial withdrawals, and

o     Charges assessed in connection with the Contract.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Participant's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition to Purchase Payments, other transactions including full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange ("NYSE"), normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the NYSE is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract, and (5) the administration and distribution charge under the Contract.

Cut-Off Times -- Any written, electronic, or telephonic transactions involving the Contract must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

Full and Partial Withdrawals -- A Participant may make a partial withdrawal of Contract Value, or

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                                       18

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surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Participant is living and before the Annuity Start Date, subject to limitations under applicable law. You may not make a full or partial withdrawal after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at the Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper Withdrawal Request form shall include the written consent of any effective assignee, if applicable.

      The proceeds received upon a full withdrawal will be the Withdrawal Value. The Withdrawal Value is equal to your Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at the Administrative Office, less any uncollected premium taxes. The Company requires the signature of the Participant on any request to withdraw Contract Value.

      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $100 including systematic withdrawals as discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request provided there is sufficient Contract Value to meet the request. Upon payment, the Contract Value will be reduced by an amount equal to the payment and any applicable premium tax charge. See "Premium Tax Charge." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $5,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to your instructions to the Company on the Withdrawal Request form. If you do not specify the allocation, the Company will deduct the amount of a partial withdrawal in the same proportion as the Contract Value is allocated among the Subaccounts and the Fixed Account.

      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Participant and, if made prior to the Participant attaining age 59 1/2, may be subject to a 10% penalty tax. You should carefully consider the tax consequences of a withdrawal. See "Federal Tax Matters."

Systematic Withdrawals -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, you may elect to receive systematic withdrawals during your lifetime and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at the Administrative Office. This option may be elected at any time. You may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as a specified dollar amount, as all earnings in the Contract, or based upon your life expectancy. You also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. You may stop or modify systematic withdrawals upon proper written request received by the Company at the Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax. In no event will the amount of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes your Withdrawal Value to equal zero.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax that may be imposed on withdrawals made prior to the Participant attaining age 59 1/2. See "Federal Tax Matters."

Death Benefit -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant or any Joint Annuitant, as well as before changing any of these parties. Naming different persons as Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If you die prior to the Annuity Start Date, the Company will pay the death benefit proceeds to your Designated Beneficiary upon receipt of due proof of

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                                       19

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your death and instructions regarding payment to the Designated Beneficiary.

      If your surviving spouse is your sole Designated Beneficiary, your spouse may elect to continue your account in force, subject to certain limitations. If your spouse so elects, the Contract Date of your account will not change, and any death benefit payable after this election will be calculated using the same Contract Date. See "Distribution Requirements" below. If your death occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If you die prior to the Annuity Start Date and you were 75 or younger on the Contract Date, the amount of the death benefit will be the greatest of:

o The sum of all Purchase Payments, less any reductions caused by previous withdrawals,

o Your Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company, or

o     The stepped-up death benefit.

The stepped-up death benefit is:

o The largest death benefit on any Contract anniversary that is both an exact multiple of five and occurs prior to your attaining age 76, plus

o Any Purchase Payments allocated to your Contract Value since the applicable Contract anniversary, less

o     Any withdrawals since the applicable anniversary.

      The stepped-up death benefit does not come into effect if you die prior to the end of the fifth Contract Year.

      If you die prior to the Annuity Start Date and your age was 76 or greater on the Contract Date the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at the Administrative Office.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if you have completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Participant's death instructions regarding the death benefit payment, the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at the Administrative Office. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there are limits under applicable law on the amount and duration of payments that the Designated Beneficiary may receive, and requirements respecting timing of payments. Please note that any death benefit the Company may pay that is in excess of Contract Value is subject to the Company's financial strength and claims-paying ability. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

Distribution Requirements -- If your surviving spouse is the sole Designated Beneficiary, your spouse may elect to continue your account in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds.

      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Participant's interest in the Contract within five years of the death of the Participant. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Participant's death over a period not extending beyond his or her life or life expectancy.

Charges and Deductions

Mortality and Expense Risk Charge -- The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contract. The charge is equal to an annual rate of 0.45% of each Subaccount's average daily net assets. This amount is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is

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                                       20

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not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses.


Administration and Distribution Charge -- The Company may deduct a maximum daily administration and distribution charge equal to an annual rate of 0.94% of each Subaccount's average daily net assets, except the SBL Fund Series D (Global) and
T. Rowe Price Equity Income Subaccounts for which the maximum annual rate is 0.59%. The Company is currently charging an annual rate of 0.91% of each Subaccount's average daily net assets (0.56% of the average daily net assets of the OppenheimerFunds Global and T. Rowe Price Equity Income Subaccounts). The purpose of this charge is to reimburse the Company for the expenses associated with administration and distribution of the Contract and operation of the Subaccounts. The Company expects to profit from this charge, and may use any profit derived from this charge for any lawful purpose, including distribution expenses.

Premium Tax Charge -- Whether or not a premium tax is imposed will depend upon, among other things, the Holder's state of domicile, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Such a tax is typically assessed when annuity payments are to begin, and, accordingly, the Company currently deducts this charge upon the Annuity Start Date. The Company assesses a premium tax charge to reimburse itself for any premium tax that it incurs in connection with the Contract. The Company reserves the right to deduct premium taxes when due or any time thereafter. In Maine and Wyoming, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00% respectively. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.


Other Charges -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

Variations in Charges -- The Company may reduce or waive the amount of the administration and distribution charge for the Contract where the expenses associated with the administration of the Contract are reduced.


Guarantee of Certain Charges -- The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.45% of each Subaccount's average daily net assets and the charge for administration and distribution will not exceed an annual rate of 0.94% of each Subaccount's average daily net assets (0.59% for the T. Rowe Price Equity Income and SBL Fund Series D (Global) Subaccounts).


Underlying Fund Expenses -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Participant indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General -- You select the Annuity Start Date when you complete the participation enrollment form. The Annuity Start Date may not be within 30 days of the Contract Date and may not be deferred beyond your 90th birthday. If you do not select an Annuity Start Date, the Company will use your 90th birthday as the Annuity Start Date.

      On the Annuity Start Date, your Contract Value as of that date, less any applicable premium taxes, will be applied to provide an annuity under one of the options described below. Each option is a fixed annuity for which annuity payments will not fluctuate.

      The Contract provides for five Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. The annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement using projection scale G and are adjusted to reflect an interest rate of 3%, compounded annually. If no Annuity Option is selected, the Company will make payments under Option 2, a life income, with a 10-year period certain.

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      Annuity Options 1 through 5 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency.

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at the Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Administrative Office.

      Once annuity payments have commenced under one of the Annuity Options, the Participant cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. The Contract specifies annuity tables for Annuity Options 1 through 5, described below. The tables contain the guaranteed minimum dollar amount of each annuity payment (per $1,000 of Contract Value, less any premium taxes applied).

Annuity Options --

      Option 1 -- Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

      Option 2 -- Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Participant, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.

      Option 3 -- Life with Installment Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      Option 4 -- Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

      Option 5 -- Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the Primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

The Fixed Account

      You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. The Fixed Account is a separate account of the Company established under Kansas law on October 26, 1998. The Company owns the assets of the Fixed Account and maintains them apart from the assets of its General Account and its other separate accounts. The assets held in the Fixed Account equal to the reserves and other Contract liabilities with respect to the Fixed Account may not be charged with liabilities arising from any other business the Company may conduct. Income and realized and unrealized gains and losses from assets in the Fixed Account are credited to, or charged against, the Fixed Account without regard to the income, gains or losses from the

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Company's General Account or its other separate accounts.

      The Fixed Account is subject to regulation and supervision by the Kansas Department of Insurance. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

      Subject to applicable law, the Company has sole discretion over investment of the assets of its Fixed Account. Please note that any amounts the Company guarantees in connection with the Fixed Account are subject to our financial strength and claims-paying ability.

Interest -- Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates (the "Current Rate") that are paid by the Company. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The Company will determine the Current Rate, if any, from time to time.

      Contract Value allocated or transferred to the Fixed Account will earn interest at the Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account. The Company bears the investment risk for Contract Value allocated to the Fixed Account and for paying interest at the Current Rate on amounts allocated to the Fixed Account. The Company does not guarantee a minimum Current Rate of interest.

Death Benefit -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

Contract Charges -- Premium taxes will be the same for Participants who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. The charges for mortality and expense risks and the administration and distribution charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

Transfers and Withdrawals from the Fixed Account -- You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are also allowed pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

      The minimum amount that you may transfer from the Fixed Account to the Subaccounts is $100. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right at a future date to limit the number of transfers permitted each Contract Year, to limit the size and frequency of transfers and to discontinue transfers.

      You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. See "Full and Partial Withdrawals" and "Systematic Withdrawals."

Payments from the Fixed Account -- Full and partial withdrawals, and transfers from the Fixed Account may be delayed for up to six months after a written request on the Withdrawal Request form, or other designated proper form is received by the Company at the Administrative Office. During the period of deferral, interest at the Current Rate will continue to be credited to the amounts allocated to the Fixed Account.

More About the Contract

Holder -- The Contractholder is the IBEW Local Unions Savings and Retirement Plan and Trust (the "Trust"). The Trust holds the Contract for the benefit of Participants. While living, the Participant alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows.

Designation and Change of Beneficiary -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Participant prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Participant: the Primary Beneficiary; the Secondary Beneficiary; or if none of the above are

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alive, the Participant's estate. The Primary Beneficiary is the individual named as such in the participation enrollment form or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Participant prior to the Annuity Start Date. The Participant may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at the Administrative Office. The change will not be binding on the Company until it is received and recorded at the Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated.

      Reference should be made to the terms of the Trust Agreement and any applicable law for any restrictions or limitations on the designation of a Beneficiary.

Dividends -- The Contract may share in the surplus earnings of the Company. However, the current dividend scale is zero and the Company does not anticipate that dividends will be paid.

Payments from the Separate Account -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account, within seven days after a proper request is received at the Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the NYSE is closed other than customary weekend and holiday closings,

o     During which trading on the NYSE is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

Proof of Age and Survival -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements -- If you misstate the age or sex of an Annuitant or age of the Participant, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Federal Tax Matters

Introduction -- The Contract described in this Prospectus is designed for use in connection with a retirement plan that is not a "qualified" plan for federal tax purposes. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Participant, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.

Tax Status of the Company and the Separate Account --

      General. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that

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become payable with respect to the income of the Separate Account and its
Subaccounts.

      Charge for the Company's Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of
Section 817(h).

      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

      The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Participant has additional flexibility in allocating Purchase Payments and Contract Values. These differences could result in a Participant being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent a Participant from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General--Non-Qualified Plans -- Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

      Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a contract prior to the annuity start date generally will be treated as gross

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income to the extent that the cash value of the contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a contract less any distributions received previously under the contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

      Distributions on or after the Annuity Start Date. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the contract, the balance of the annuity payments will be fully taxable.

      Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

Additional Considerations --

      Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      Gift of Annuity Contracts. Generally, gifts of non-tax qualified contracts prior to the Annuity Start Date will trigger tax on the gain on the contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

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      Contracts Owned by Non-Natural Persons. If the contract is held by a non-natural person (for example, a corporation) the income on that contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the contract is acquired by the estate of a decedent, where the contract is held by certain types of retirement plans, where the contract is a qualified funding asset for structured settlements, where the contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person (such as the Contract held by the Trust on behalf of the Participants) is considered held by a natural person.

      Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      Possible Tax Changes. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of your Contract Value, the designation of an Annuitant, payee or beneficiary, the selection of certain Annuity Start Dates or the exchange of your Contract Value may result in certain tax consequences to the Participant that are not discussed herein. A Participant contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Other Tax Considerations --

      Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a Participant should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

      Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

      Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Other Information

Voting of Underlying Fund Shares -- The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof

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should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Participant. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds.

      It is important that each Participant provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from those who do vote. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of persons may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Participants, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company's management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Participants.

      In connection with a substitution of any shares attributable to a Participant's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Participant approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Participants. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Participants if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments -- The Company reserves the right, without the consent of the Holder or Participants, to make any change to the provisions of the Contract to comply with, or give Participants the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Participants -- The Company will send you quarterly a statement setting forth a summary of the transactions that occurred during the quarter, and indicating the Contract Value as of the end of the quarter. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send

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confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges -- If the Electronic Privileges section of the participation enrollment form or other proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Reallocation option, on your behalf.

      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to the Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Participant's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

Legal Proceedings -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. is a party that are reasonably likely to materially affect the Separate Account, the Company's ability to meet its obligations under the Contract, or Security Distributors, Inc.'s ability to perform its contract with the Separate Account.

Legal Matters -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the form of the Contract under Kansas law.


Sale of the Contract -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

      The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of Scarborough


--------------------------------------------------------------------------------
                                       29

--------------------------------------------------------------------------------


Securities Corporation, a member FINRA that has entered into a selling agreement with the Company and SDI for the sale of the Contract ("Scarborough"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Scarborough through SDI. During fiscal years 2007, 2006 and 2005, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $910,215.53, $973,747.88, and $1,004,293.48, respectively.


      SDI passes through commissions it receives to Scarborough and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

      The Company pays commissions to Scarborough in connection with the promotion and sale of the Contract. A portion of any payments made to Scarborough may be passed on to its registered representatives in accordance with its internal compensation program. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Participants or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      The Company pays commissions as a percentage of Contract Value on an ongoing basis. The Company does not expect commissions paid to Scarborough to exceed 0.75% annually of average Contract Value. The Company also may pay non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to Scarborough, depending on the agreement between Scarborough and your registered representative and Scarborough's internal compensation program. This program may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and Scarborough may receive in connection with your purchase of a Contract.

--------------------------------------------------------------------------------
                                       30

--------------------------------------------------------------------------------

Performance Information

      Performance information for the Subaccounts, including yield and total return of the Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Participants.

      Quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the mortality and expense risk charge and the administration and distribution charge, and may simultaneously be shown for other periods.

      Although the Contract was not available for purchase until October 1999, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

--------------------------------------------------------------------------------
                                       31

--------------------------------------------------------------------------------

Additional Information

Registration Statement -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


[ Financial Statements -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, and the financial statements of Variable Annuity Account XI at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information. Table of Contents for Statement of Additional Information


      The Statement of Additional Information for Scarborough Advantage Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing your request to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                       32

                     SCARBOROUGH ADVANTAGE VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION


                                DATE: MAY 1, 2008


                GROUP FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE
                                ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Scarborough Advantage Variable Annuity dated May 1, 2008, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from Security Benefit (the "Company") by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497. The Scarborough Advantage Variable Annuity is funded by a separate account of the Company called the Variable Annuity Account XI.


--------------------------------------------------------------------------------
V6914A (R5-07)                                                       32-69148-01

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

                                                                Page

GENERAL INFORMATION AND HISTORY.................................  3
   Safekeeping of Assets........................................  3

PERFORMANCE INFORMATION.........................................  3

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................  3

FINANCIAL STATEMENTS............................................  3

--------------------------------------------------------------------------------
                                       2

GENERAL INFORMATION AND HISTORY

For a description of the Scarborough Advantage Variable Annuity, a group flexible purchase payment deferred variable annuity contract (the "Contract"), Security Benefit Life Insurance Company (the "Company"), and the Variable Annuity Account XI (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

PERFORMANCE INFORMATION

Performance information for the Subaccounts, including the yield and total return, may appear in advertisements, reports, and promotional literature provided to current or prospective Participants.

Quotations of yield for the Subaccounts will be based on all investment income per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of the Accumulation Unit on the last day of the period, according to the following formula:

YIELD    = 2[(a-b + 1)6 - 1]
              ---
               cd

where    a =   net investment income earned during the period by the Underlying
               Fund attributable to shares owned by the Subaccount,

         b =   expenses accrued for the period (net of any reimbursements),

         c = the average daily number of Accumulation Units outstanding during the period that were entitled to receive dividends, and

         d = the maximum offering price per Accumulation Unit on the last day of the period.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:

                                 P(1 + T)n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Funds in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, and the financial statements of Variable Annuity Account XI at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by the independent registered public accounting firm, Ernst & Young LLP, , 1200 Main Street, Suite 2000, Kansas City, Missouri, 64105-2143, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, and the financial statements of Variable Annuity Account XI at December 31, 2007 and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements are set forth herein, following this section.


--------------------------------------------------------------------------------
                                       3

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of Security Benefit to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


--------------------------------------------------------------------------------
                                       4

CONSOLIDATED FINANCIAL STATEMENTS

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Security Benefit
Mutual Holding Company)
Years Ended December 31, 2007, 2006, and 2005
With Report of Independent Registered Public Accounting Firm

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                        Consolidated Financial Statements

                  Years Ended December 31, 2007, 2006, and 2005

                                    Contents

Report of Independent Registered Public Accounting Firm........................1

Audited Consolidated Financial Statements

Consolidated Balance Sheets....................................................2
Consolidated Statements of Income..............................................4
Consolidated Statements of Changes in Stockholder's Equity.....................5
Consolidated Statements of Cash Flows..........................................6
Notes to Consolidated Financial Statements.....................................8

             Report of Independent Registered Public Accounting Firm

The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security Benefit Life Insurance Company and Subsidiaries (the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2007 and 2006, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for certain financial statement items.

                                                               Ernst & Young LLP

March 3, 2008

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                           Consolidated Balance Sheets

                                                             December 31
                                                          2007          2006
                                                      --------------------------
                                                            (In Thousands)
Assets
Investments:
   Securities available-for-sale:
      Bonds                                           $ 3,942,876   $ 4,798,347
      Equity securities                                    98,379        85,565
   Bonds held-to-maturity                                  30,461        33,488
   Mutual funds                                            12,912        90,749
   Policy loans                                           100,114       101,314
   Cash and cash equivalents                               80,280        66,887
   Short-term investments                                 536,296         8,480
   Other invested assets                                   66,875        97,536
                                                      --------------------------
Total investments                                       4,868,193     5,282,366

Accrued investment income                                  39,105        45,367
Collateral held for securities lending                    105,270       179,868
Accounts receivable                                        50,578        17,052
Income taxes receivable                                        --         3,705
Reinsurance recoverable                                   519,095       508,506
Property and equipment, net                                59,436        60,106
Deferred policy acquisition costs                         346,842       463,607
Deferred sales inducement costs                           118,887       103,094
Goodwill and other intangible assets                        3,156            --
Other assets                                              107,368       103,841
Separate account assets                                 6,939,072     6,502,869
                                                      --------------------------
Total assets                                          $13,157,002   $13,270,381
                                                      ==========================

                                                             December 31
                                                          2007          2006
                                                      --------------------------
                                                            (In Thousands,
                                                         Except Share Amounts)
Liabilities and stockholder's equity
Liabilities:
   Policy reserves and annuity account values         $ 5,308,171   $ 5,514,176
   Policy and contract claims                               4,165         4,223
   Other policyholder funds                                18,093        18,439
   Accounts payable and accrued expenses                   20,006        64,925
   Income taxes payable                                     4,175            --
   Deferred income tax liability                           47,951        91,689
   Long-term debt                                         150,000       150,000
   Mortgage debt                                           42,334        44,004
   Securities lending obligation                          105,270       179,868
   Other liabilities                                       21,429        18,647
   Separate account liabilities                         6,939,072     6,502,869
                                                      --------------------------
Total liabilities                                      12,660,666    12,588,840

Stockholder's equity:
   Common stock, $10 par value, 1,000,000 shares
      authorized, 700,000 issued and outstanding            7,000         7,000
   Additional paid-in capital                              43,631        43,631
   Accumulated other comprehensive loss                  (198,321)      (21,931)
   Retained earnings                                      644,026       652,841
                                                      --------------------------
Total stockholder's equity                                496,336       681,541

                                                      --------------------------
Total liabilities and stockholder's equity            $13,157,002   $13,270,381
                                                      ==========================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                        Consolidated Statements of Income

                                                             Year Ended December 31
                                                         2007         2006         2005
                                                      ------------------------------------
                                                                 (In Thousands)
Revenues:
   Insurance premiums and other considerations        $   8,047    $   7,689    $   8,997
   Asset-based fees                                     163,161      152,940      131,622
   Other product charges                                 32,968       31,007       29,152
   Net investment income                                282,333      268,922      252,978
   Net realized/unrealized capital gains (losses)       (14,350)       2,542        2,342
   Other revenues                                        36,813       13,173       16,381
                                                      ------------------------------------
Total revenues                                          508,972      476,273      441,472

Benefits and expenses:
   Annuity benefits:
      Interest credited to account balances             204,983      199,383      175,876
      Benefits in excess of account balances             31,607       34,130       27,630
   Traditional life insurance benefits                      313         (704)       1,554
   Other benefits                                         2,693       (4,089)      (4,353)
                                                      ------------------------------------
   Total benefits                                       239,596      228,720      200,707

   Commissions and other operating expenses             137,412      109,167      103,931
   Amortization of deferred policy acquisition
      Costs                                              73,174       55,853       57,416
   Interest expense                                      15,670       14,862       14,968
   Other expenses                                         9,809        9,887        9,726
                                                      ------------------------------------
Total benefits and expenses                             475,661      418,489      386,748
                                                      ------------------------------------

Income before income tax (benefit) expense               33,311       57,784       54,724
Income tax (benefit) expense                             (5,901)      10,462        9,436
                                                      ------------------------------------
Net income                                            $  39,212    $  47,322    $  45,288
                                                      ====================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

           Consolidated Statements of Changes in Stockholder's Equity

                                                                   Accumulated
                                                     Additional       Other
                                            Common    Paid-In     Comprehensive    Retained
                                            Stock     Capital     Income (Loss)    Earnings     Total
                                           -------------------------------------------------------------
                                                                   (In Thousands)
Balance at January 1, 2005                 $ 7,000   $   43,631   $      24,884   $ 638,231   $ 713,746
   Comprehensive income:
     Net income                                 --           --              --      45,288      45,288
     Other comprehensive loss, net              --           --         (27,847)         --     (27,847)
                                                                                              ----------
   Comprehensive income                                                                          17,441
   Dividends paid                               --           --              --     (38,000)    (38,000)
                                           -------------------------------------------------------------
Balance at December 31, 2005                 7,000       43,631          (2,963)    645,519     693,187
   Comprehensive income:
     Net income                                 --           --              --      47,322      47,322
     Other comprehensive loss, net              --           --         (18,968)         --     (18,968)
                                                                                              ----------
   Comprehensive income                                                                          28,354
   Dividends paid                               --           --              --     (40,000)    (40,000)
                                           -------------------------------------------------------------
Balance at December 31, 2006                 7,000       43,631         (21,931)    652,841     681,541
   Change in accounting for income taxes        --           --              --      (1,327)     (1,327)
   Comprehensive loss:
     Net income                                 --           --              --      39,212      39,212
     Other comprehensive loss, net              --           --        (176,390)         --    (176,390)
                                                                                              ----------
   Comprehensive loss                                                                          (137,178)
   Dividends paid                               --           --              --     (46,700)    (46,700)
                                           -------------------------------------------------------------
Balance at December 31, 2007               $ 7,000   $   43,631   $    (198,321)  $ 644,026   $ 496,336
                                           =============================================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                      Consolidated Statements of Cash Flows

                                                                                   Year Ended December 31
                                                                              2007         2006        2005
                                                                           -----------------------------------
                                                                                       (In Thousands)
Operating activities
Net income                                                                 $   39,212   $  47,322   $  45,288
Adjustments to reconcile net income to net cash and
   cash equivalents provided by operating activities:
     Net realized/unrealized capital (gains) losses                            14,350      (2,542)     (2,342)
     Depreciation and amortization                                              4,733       4,634       4,483
     Amortization of investment premiums and discounts                         (1,997)     10,137       7,388
     Annuity and interest-sensitive life products -
        interest credited to account balances                                 204,983     199,383     175,876
     Policy acquisition costs deferred                                        (80,528)    (85,308)    (77,268)
     Amortization of deferred policy acquisition costs                         73,174      55,853      57,416
     Sales inducement costs deferred                                          (32,978)    (36,838)    (30,676)
     Amortization of sales inducement costs                                    17,185      13,234      11,501
     Net sales of mutual funds, trading                                            --       9,018         532
     Other changes in operating assets and liabilities                        (70,356)      6,494      19,459
                                                                           -----------------------------------
Net cash and cash equivalents provided by operating activities                167,778     221,387     211,657

Investing activities
Sales, maturities, or repayments of investments:
   Bonds available-for-sale                                                   958,728     524,353     761,924
   Equity securities available-for-sale                                        82,054       2,815       9,533
   Bonds held-to-maturity                                                       3,585       3,332       8,557
   Mutual funds, other than trading                                                --      35,270      42,523
   Mortgage loans                                                                  --          --         646
   Other invested assets                                                       45,138       2,890      13,251
                                                                           -----------------------------------
                                                                            1,089,505     568,660     836,434
Acquisitions of investments:
   Bonds available-for-sale                                                  (330,821)   (515,608)   (878,879)
   Equity securities available-for-sale                                       (17,612)    (14,654)    (16,591)
   Mutual funds, other than trading                                                --        (793)    (36,401)
   Other invested assets                                                      (11,907)    (24,537)    (51,023)
                                                                           -----------------------------------
                                                                             (360,340)   (555,592)   (982,894)

Net purchases of property and equipment                                        (3,748)     (1,615)     (1,638)
Net purchases of goodwill and intangible assets                                (3,176)         --          --
Net purchases of short-term investments                                      (520,480)    (33,582)         --
Net (increase) decrease in policy loans                                         1,200      (5,532)     (3,173)
                                                                           -----------------------------------
Net cash and cash equivalents provided by (used in) investing activities      202,961     (27,661)   (151,271)

                     Security Benefit Life Insurance Company
                                And Subsidiaries

                Consolidated Statements of Cash Flows (continued)

                                                                     Year Ended December 31
                                                                 2007         2006        2005
                                                             ------------------------------------
                                                                         (In Thousands)
Financing activities
Payments on mortgage debt                                    $    (1,670)  $  (1,562)  $  (1,460)
Dividends paid                                                   (46,700)    (40,000)    (38,000)
Cash received on reinsurance of block of business                105,083          --          --
Deposits to annuity account balances                             607,083     554,400     634,893
Withdrawals from annuity account balances                     (1,021,142)   (727,941)   (624,113)
                                                             ------------------------------------
Net cash and cash equivalents used in financing activities      (357,346)   (215,103)    (28,680)
                                                             ------------------------------------

Increase (decrease) in cash and cash equivalents                  13,393     (21,377)     31,706
Cash and cash equivalents at beginning of year                    66,887      88,264      56,558
                                                             ------------------------------------
Cash and cash equivalents at end of year                     $    80,280   $  66,887   $  88,264
                                                             ====================================

Supplemental disclosures of cash flow information
Cash paid (recovered) during the year for:
   Interest                                                  $    15,584   $  14,846   $  15,210
                                                             ====================================

   Income taxes                                              $    (1,921)  $  (3,696)  $   9,322
                                                             ====================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                   Notes to Consolidated Financial Statements

                                December 31, 2007

1. Nature of Operations and Significant Accounting Policies

Nature of Operations

The operations of Security Benefit Life Insurance Company (the Company) consist primarily of marketing and distributing annuities, life insurance, and related products throughout the United States. The Company and/or its subsidiaries offer a diversified portfolio of investment products comprised primarily of individual and group annuities and mutual fund products through multiple distribution channels and act as a third-party administrator in the servicing of financial services products.

The Company was formed by converting from a mutual life insurance company to a stock life insurance company under a mutual holding company structure on July 31, 1998, pursuant to a Plan of Conversion (the Conversion). In connection with the Conversion, Security Benefit Corporation (SBC), a Kansas domiciled intermediate stock holding company, and Security Benefit Mutual Holding Company (SBMHC), a Kansas domiciled mutual holding company, were formed. As a result of the Conversion, SBMHC indirectly owns, through its ownership of SBC, all of the issued and outstanding common stock of the Company. In accordance with Kansas law, SBMHC must at all times hold at least 51% of the voting stock of SBC.

Basis of Presentation

The consolidated financial statements include the operations and accounts of the Company and its subsidiaries, Security Investors, LLC (SI) (formerly Security Management Company, LLC) and Security Global Investors, LLC (see Note 10). Significant intercompany accounts and transactions have been eliminated in consolidation. The Company's ownership of SI was 90% at December 31, 2007 and 2006. Minority interest amounts held by SBC of $1,582,000 and $362,000 in the net income and members' equity of SI, respectively, are included in consolidated other expenses and other liabilities for the year ended December 31, 2007. As of December 31, 2006, minority interest amounts held by SBC of $1,593,000 and $241,000 in the net income and members' equity of SI, respectively, are included in consolidated other expenses and other liabilities.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect amounts reported and disclosed. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. Actual results could differ from those estimates.

Accounting Changes

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement of Financial Accounting Standard (SFAS) No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company adopted FIN 48 as of January 1, 2007, and recorded as a cumulative change in accounting principle an increase in the liability for unrecognized tax benefits and a decrease in beginning retained earnings of $1.3 million.

In September 2005, the Accounting Standards Executive Committee (AcSEC) issued Statement of Position (SOP) 05-01, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. SOP 05-01 provides clarifying guidance on accounting for deferred acquisition costs (DAC) and deferred sales inducement costs (DSIC) associated with an insurance or annuity contract that is significantly modified or internally replaced with another contract. Prior to the adoption, the Company accounted for many of these transactions as contract continuations and continued amortizing existing DAC and DSIC against revenue from the new or modified contract. Effective January 1, 2007, the Company adopted SOP 05-01 and these transactions are now being prospectively accounted for as contract terminations. Consistent with this, the Company now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-01, the Company did not record any cumulative change in accounting principle, and it did not result in a material increase to DAC and DSIC amortization in 2007.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that would otherwise require bifurcation, if the holder irrevocably elects to account for the whole instrument on a fair value basis, and clarifies various aspects of SFAS No. 133 and SFAS No. 140 relating to derivative financial instruments and qualifying special-purpose entities holding derivative financial instruments. The Company adopted SFAS No. 155 as of January 1, 2007. The effect of adopting SFAS No. 155 was not material.

FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, was issued in November 2005 and nullifies certain provisions of Emerging Issues Task Force (EITF) 03-1. FSP FAS 115-1 and FAS 124-1 addresses (1) when an investment should be considered impaired, (2) whether an impairment should be deemed other than temporary, and (3) measuring an impairment loss. The effective date for FSP FAS 115-1 and FAS 124-1 was for the reporting periods that began after December 15, 2005. The adoption of FSP FAS 115-1 and FAS 124-1 did not have a material impact on the Company's consolidated financial statements.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures regarding fair value measurements. The statement applies whenever other standards require or permit that assets or liabilities be measured at fair value. The statement does not require new fair value measurements, but rather provides a definition and framework for measuring fair value that will result in greater consistency and comparability among financial statements prepared under GAAP. The statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, which for the Company is the fiscal period beginning January 1, 2008. The Company has not yet completed its assessment of the impact of SFAS No. 157.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities - Including an Amendment of FASB Statement No. 115. SFAS No. 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective of SFAS No. 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS No.159 requires entities to report unrealized gains and losses on items for which the fair value option has been elected in earnings at each subsequent reporting date. SFAS No. 159 also establishes presentation and disclosure requirements. SFAS No. 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. The Company has elected not to utilize the fair value option provided by SFAS No. 159.

Investments

Bonds classified as held-to-maturity include securities that the Company has the positive intent and ability to hold to maturity. Held-to-maturity bonds are carried at cost, adjusted for the amortization of premiums and the accrual of discounts, both computed using the effective interest rate method applied over the estimated lives of the securities adjusted for prepayment activity. Bonds classified as available-for-sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of bonds is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of income as a component of net realized/unrealized capital gains (losses).

Equity securities include nonaffiliated mutual funds, common stocks, and nonredeemable preferred stocks. Equity securities are classified as available-for-sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of equity securities is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of income as a component of net realized/unrealized capital gains (losses).

Mutual funds include affiliated mutual funds and seed money investments. Mutual funds are classified as trading or handled under the equity method and carried at fair value, with changes in fair value reported in the consolidated statements of income as a component of net realized/unrealized capital gains (losses).

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Realized capital gains and losses on sales of investments are determined using the specific identification method. In addition to net realized capital gains and losses, unrealized capital gains and losses related to trading securities, other-than-temporary impairments, and market value changes in certain seed money investments are reported as a component of net realized/unrealized capital gains (losses) in the consolidated statements of income.

Policy loans are reported at unpaid principal. Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of these unconsolidated entities amounted to $58.1 million and $84.7 million at December 31, 2007 and 2006, respectively. During 2007, 2006, and 2005, the Company included $3.6 million, $6.3 million, and $2.7 million, respectively, in net investment income representing the Company's share of current year net income of the unconsolidated entities. Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

In 2005, the Company entered into an agreement to make certain securities available to be loaned. Securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% of the fair value of the domestic securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral provided as necessary. The Company accepts collateral that can be sold or repledged. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities lending activities used to generate income are included in net investment income. The cash collateral received on these loaned securities is recorded in the Company's consolidated balance sheets.

Derivatives

The Company recognizes all derivative financial instruments, such as interest rate swaps and futures contracts, in the consolidated financial statements at fair value, regardless of the purpose or intent for holding the instrument.
Changes in fair value of the derivative financial instruments are either recognized periodically in income or in stockholder's equity as a component of other comprehensive income or loss depending on whether the derivative financial instrument qualifies

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

for hedge accounting and, if so, whether it qualifies as a fair value hedge or cash flow hedge. Generally, changes in fair values of derivatives accounted for as fair value hedges are recorded in income along with the portions of the changes in fair values of the hedged items that relate to the hedged risks. Changes in fair values of derivatives accounted for as cash flow hedges, to the extent that they are effective as hedges, are recorded in other comprehensive income or loss net of related deferred income taxes. Changes in fair values of derivatives not qualifying as hedges are reported in income.

Deferred Policy Acquisition Costs

To the extent recoverable from future policy revenues and gross profits, commissions and other policy-issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs but are included in deferred sales inducement costs of the consolidated balance sheets. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate of 5%, of expected gross profits from investment (gross blended separate account return assumption of 7.5% for the years 2008 and thereafter), mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized capital gains and losses on bonds, with the adjustment reflected in equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

Deferred Sales Inducement Costs

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Goodwill and Other Intangible Assets

In accordance with SFAS No. 142, Goodwill and Other Intangible Assets, intangible assets meeting certain criteria are recognized apart from goodwill. SFAS No. 142 prohibits the amortization of goodwill and intangible assets with indefinite useful lives. Intangible assets with finite lives are amortized over their estimated useful lives. Additionally, the Company assesses whether its goodwill and indefinite-lived intangible assets are impaired at least annually based on an evaluation of projected cash flows. If impairment exists, the amount of such impairment is calculated based on the estimated fair value of the assets.

Property and Equipment

Property and equipment, including home office real estate, furniture and fixtures, and data processing hardware and related systems, are recorded at cost, less accumulated depreciation. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which is 3 to 39 years.

The following is a summary of property and equipment at cost less accumulated depreciation at December 31:

                                                        2007       2006
                                                       ------------------
                                                         (In Thousands)

      Land                                             $   450   $   450
      Land improvements                                    539       539
      Data processing equipment                            495       399
      Computer software                                 18,155    18,148
      Other                                              1,859     1,761
      Building                                          54,978    52,139
      Furniture                                          7,394     6,687
                                                       ------------------
                                                        83,870    80,123
      Less accumulated depreciation                     24,434    20,017
                                                       ------------------
                                                       $59,436   $60,106
                                                       ==================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires May 31, 2022, with related early settlements available after May 31, 2017, with written notice at least two years in advance by either party. Certain operating expenses of the premises are the responsibility of the FHLB, while others are reimbursed to the Company. During 2005, the lease was modified to increase the amount of office space leased to the FHLB. The remaining terms of the operating lease remain unchanged. Expected future minimum rents to be received from the FHLB at December 31, 2007, related to the noncancelable portion of the lease are $955,000 annually for years 2008 through 2012 and $4,220,000 thereafter.

Business Owned Life Insurance

The Company has invested in business owned life insurance. The investment is carried in other assets at net policy value of $78,350,000 and $74,089,000 at December 31, 2007 and 2006, respectively, with the change in value of $4,261,000, $3,390,000, and $3,310,000, for 2007, 2006, and 2005, respectively, recorded in other revenues.

Separate Accounts

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the consolidated statements of income. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment earnings in the accompanying consolidated statements of income. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

Policy Reserves and Annuity Account Values

Liabilities  for future  policy  benefits  for  traditional  life  products  are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 2.8% to 10% during 2007, from 2.75% to 15% during 2006, and from 1.5% to 15% during 2005.

Deferred Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's consolidated statements of income as a component of income tax expense, is based on the changes in deferred tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available-for-sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty in the ability to realize their benefits.

Recognition of Revenues

Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated balance sheets. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Revenue from third-party administration of financial services products, included as a component of other revenues, is recorded as services are performed. Revenue on conversion contracts is recognized using the percentage of completion method based on costs incurred. Any anticipated losses on conversion contracts are charged to earnings when identified.

The Company evaluates the need for an allowance for accounts receivable that it believes it will not collect in full. There was no allowance for doubtful accounts at December 31, 2007 or 2006.

Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

      Cash and cash equivalents and short-term investments: The carrying amounts
      reported  in  the  consolidated   balance  sheets  for  these  instruments
      approximate their fair values.

      Investment securities: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services, applicable market indices, or by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

      Business owned life insurance: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

      Interest rate swaps: Fair values of the Company's interest rate swaps are estimated based on dealer quotes, quoted market prices of comparable contracts adjusted through interpolation where necessary for maturity differences, or, if there are no relevant comparable contracts, pricing models or formulas using current assumptions.

      Policy loans: Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

      Investment-type insurance contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using the assumption reinsurance method, whereby the amount of statutory profit the assuming company would realize from the business is calculated. Those amounts are then discounted at a rate of return commensurate with the rate presently offered by the Company on similar contracts.

      Long-term debt and mortgage debt: Fair values for long-term debt and mortgage debt are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

      Separate account assets and liabilities: The assets held in the separate account are carried at quoted market values or, where quoted market values are not available, at fair market value as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the consolidated balance sheets approximate their fair values.

Reclassifications

Certain amounts appearing in the prior years' consolidated financial statements have been reclassified to conform to the current year's presentation.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds and equity securities available-for-sale and bonds held-to-maturity at December 31, 2007 and 2006, is as follows:

                                                          December 31, 2007
                                         --------------------------------------------------
                                                         Gross        Gross
                                          Amortized   Unrealized   Unrealized      Fair
                                             Cost        Gains       Losses       Value
                                         --------------------------------------------------
                                                          (In Thousands)
Available-for-sale
Bonds:
   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies           $  138,702   $      714   $      404   $  139,012
   Corporate securities                   2,231,264       19,017      225,425    2,024,856
   Mortgage-backed securities             1,665,952        7,190       15,984    1,657,158
   Asset-backed securities                  147,767          640       26,557      121,850
                                         --------------------------------------------------
Total bonds                              $4,183,685   $   27,561   $  268,370   $3,942,876
                                         ==================================================

Equity securities                        $  100,840   $      591   $    3,052   $   98,379
                                         ==================================================

Held-to-maturity
Bonds:
   Obligations of states and political
     subdivisions                        $    1,273   $       --   $       22   $    1,251
   Corporate securities                      29,188        1,942          139       30,991
                                         --------------------------------------------------
Total bonds                              $   30,461   $    1,942   $      161   $   32,242
                                         ==================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

                                                           December 31, 2006
                                         ---------------------------------------------------
                                                          Gross        Gross
                                          Amortized    Unrealized   Unrealized      Fair
                                             Cost         Gains       Losses       Value
                                         ---------------------------------------------------
                                                           (In Thousands)
Available-for-sale
Bonds:
   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies           $   213,950   $       63   $    2,696   $   211,317
   Corporate securities                    2,609,395       23,346       34,947     2,597,794
   Mortgage-backed securities              1,880,200        3,408       30,330     1,853,278
   Asset-backed securities                   136,834          405        1,281       135,958
                                         ----------------------------------------------------
Total bonds                              $ 4,840,379   $   27,222   $   69,254   $ 4,798,347
                                         ====================================================

Equity securities                        $    85,205   $      380   $       20   $    85,565
                                         ====================================================

Held-to-maturity
Bonds:
   Obligations of states and political
     subdivisions                        $     1,634   $       --   $       72   $     1,562
   Corporate securities                       31,704        1,986           --        33,690
   Mortgage-backed securities                    150           --           --           150
                                         ----------------------------------------------------
Total bonds                              $    33,488   $    1,986   $       72   $    35,402
                                         ====================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The amortized cost and fair value of bonds at December 31, 2007, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                           Available-for-Sale         Held-to-Maturity
                                         -------------------------------------------------
                                         Amortized       Fair      Amortized      Fair
                                           Cost          Value        Cost        Value
                                         -------------------------------------------------
                                                          (In Thousands)
Due in one year or less                  $   76,440   $   76,206   $      551   $      554
Due after one year through five years       951,146      946,807       14,302       15,057
Due after five years through ten years      478,698      455,583       15,608       16,631
Due after ten years                         863,682      685,272           --           --
Mortgage-backed securities                1,665,952    1,657,158           --           --
Asset-backed securities                     147,767      121,850           --           --
                                         --------------------------------------------------
                                         $4,183,685   $3,942,876   $   30,461   $   32,242
                                         ==================================================

For fixed maturities and equity securities available-for-sale with unrealized losses as of December 31, 2007 and 2006, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

                                                                                December 31, 2007
                                                ---------------------------------------------------------------------------------
                                                                              Greater Than or Equal
                                                   Less Than 12 Months            to 12 Months
                                                ----------------------------------------------------
                                                                  Gross                      Gross         Total     Total Gross
                                                   Carrying    Unrealized     Carrying    Unrealized     Carrying    Unrealized
                                                    Amount       Losses        Amount       Losses        Amount       Losses
                                                ---------------------------------------------------------------------------------
                                                                                  (In Thousands)
Fixed maturities, available-for-sale:
   U.S. Treasury securities and
      obligations of U.S. government
      corporations and agencies                 $         --   $       --   $    74,995   $      404   $    74,995   $       404
   Corporate securities                              863,388      172,620       657,265       52,805     1,520,653       225,425
   Mortgage-backed securities                        295,137        4,692       778,624       11,292     1,073,761        15,984
   Asset-backed securities                            64,159       16,763        56,038        9,794       120,197        26,557
                                                ---------------------------------------------------------------------------------
Total fixed maturities, available-for-sale      $  1,222,684   $  194,075   $ 1,566,922   $   74,295   $ 2,789,606   $   268,370
                                                =================================================================================

Total equity securities, available-for-sale     $         --   $       --   $     3,052   $    3,052   $     3,052   $     3,052
                                                =================================================================================

Fixed maturities, held-to-maturity              $     11,105   $      139   $     1,260   $       22   $    12,365   $       161
                                                =================================================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

                                                                                December 31, 2006
                                                ---------------------------------------------------------------------------------
                                                                              Greater Than or Equal
                                                   Less Than 12 Months            to 12 Months
                                                ----------------------------------------------------
                                                                  Gross                      Gross         Total     Total Gross
                                                   Carrying    Unrealized     Carrying    Unrealized     Carrying    Unrealized
                                                    Amount       Losses        Amount       Losses        Amount       Losses
                                                ---------------------------------------------------------------------------------
                                                                                  (In Thousands)
Fixed maturities, available-for-sale:
   U.S. Treasury securities and
      obligations of U.S. government
      corporations and agencies                 $     34,059   $      366   $   171,944   $    2,330   $   206,003   $     2,696
   Corporate securities                              425,248        4,658       885,298       30,289     1,310,546        34,947
   Mortgage-backed securities                        325,654        2,701     1,243,987       27,629     1,569,641        30,330
   Asset-backed securities                            42,124          487        21,590          794        63,714         1,281
                                                ---------------------------------------------------------------------------------
Total fixed maturities, available-for-sale      $    827,085   $    8,212   $ 2,322,819   $   61,042   $ 3,149,904   $    69,254
                                                =================================================================================

Total equity securities, available-for-sale     $         --   $       --   $        20   $       20   $        20   $        20
                                                =================================================================================

Fixed maturities, held-to-maturity              $         --   $       --   $     1,634   $       72   $     1,634   $        72
                                                =================================================================================

As of December 31, 2007, the Company held $2,789.6 million in available-for-sale fixed maturity securities with unrealized losses of $268.4 million. The Company's portfolio consists of fixed maturity securities where 75% are investment grade (rated AAA through BBB-) with an average price of $91 (carrying value/amortized cost).

For those securities that have been in a loss position for less than 12 months, the Company's portfolio holds 305 securities with a carrying value of $1,222.7 million and unrealized losses of $194.1 million reflecting an average price of $86. Of this portfolio, 66% were investment grade (rated AAA through BBB-) at December 31, 2007, with associated unrealized losses of $166.2 million. The losses on these securities can primarily be attributed to weakness in overall economic activity and a softening in credit markets. Deterioration in the subprime housing sector has resulted in illiquidity and limited market price discovery for those securities. At present, the Company cannot ascertain as to the duration of the current market conditions and the resulting impact on such positions but believed these losses to be temporary.

For those securities that have been in a continuous loss position greater than or equal to 12 months, the Company's portfolio holds 239 securities with a carrying value of $1,566.9 million and unrealized losses of $74.3 million. Of this portfolio, 87% were investment grade (rated AAA through BBB-) at December 31, 2007, with associated unrealized losses of $67.1 million.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The Company closely monitors those securities where impairment concerns may exist. While the portfolio is in an unrealized loss position on these securities, all securities except those identified as previously impaired continue to make payments. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) the Company's ability and intent to hold the security to maturity or until it recovers in value; and (4) in the evaluation of the potential impairment of asset-backed securities, several factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions. To the extent the Company determines that a security is deemed other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

At December 31, 2007, the Company identified certain invested assets that have characteristics (i.e., significant unrealized losses compared to book value) creating uncertainty as to the future assessment of other-than-temporary impairments, which are listed below by the length of time these invested assets have been in an unrealized loss position. This list is referred to as the watch list, and its related unrealized losses are presented below:

                                              December 31, 2007
                                     ------------------------------------
                                     Amortized   Unrealized    Estimated
                                       Cost         Loss      Fair Value
                                     ------------------------------------
                                                 (In Thousands)
   Less than 12 months:
      Corporate securities           $   2,496   $    1,265   $    1,231
      Asset-backed securities           46,367       34,735       11,632
                                     ------------------------------------
                                        48,863       36,000       12,863

   Greater than 12 months:
      Asset-backed securities            4,857        2,018        2,839
                                     ------------------------------------
                                         4,857        2,018        2,839
                                     ------------------------------------
   Total                             $  53,720   $   38,018   $   15,702
                                     ====================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The debt securities included on the watch list are concentrated with mortgage risk, including sub-prime risk, within CDO securities. The watch list includes 10 securities, of which 3 have been on the list for over 12 months. The combined fair value of the watch list securities was 29% of book value. This is in part due to a conservative position that management has taken relative to market prices for these securities in consideration of the current market conditions and the absence of actual market activity. Formal operating procedures relevant to the testing for impairment of asset-backed securities are followed when evaluating these holdings. Economic conditions, liquidity, cash flow, collateral sufficiency, and stable to improving operating performance are factors in analyzing such securities. Being current as to principal and interest are also factors considered in concluding if other-then-temporary impairment charges are necessary. Cash flow testing based on default and recovery rate assumptions is performed on securities that are deemed necessary due to market values and/or credit ratings. Upon review of the analysis and discussion, an exercise of judgment to determine the weight given to each factor and its influence on the security is performed to determine if a reduction in principal should occur. At present, the Company has concluded for each of the securities on the watch list that it has the intent and ability to hold the securities for a period of time sufficient to allow for a recovery in fair value.

Major categories of net investment income for the years ended December 31, 2007, 2006, and 2005, are summarized as follows:

                                              2007         2006         2005
                                           -------------------------------------
                                                       (In Thousands)

   Interest on bonds                       $ 254,298   $   259,507   $  244,493
   Dividends on equity securities              5,550         4,648        3,177
   Dividends on mutual funds                   2,038         3,387        2,106
   Interest on policy loans                    6,215         6,053        5,798
   Interest on short-term investments         10,607         4,133        2,797
   Other                                      12,012        (1,045)         272
                                           -------------------------------------
   Total investment income                   290,720       276,683      258,643

   Less investment expenses                    8,387         7,761        5,665
                                           -------------------------------------
   Net investment income                   $ 282,333   $   268,922   $  252,978
                                           =====================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Proceeds from sales of bonds and equity securities available-for-sale and related realized gains and losses for the years ended December 31, 2007, 2006, and 2005, are as follows:

                                              2007         2006         2005
                                           -------------------------------------
                                                       (In Thousands)

   Proceeds from sales                     $ 726,782   $   285,955   $  386,462
   Gross realized gains                        7,536         3,604        7,491
   Gross realized losses                       3,996         2,030        4,165

Net realized/unrealized capital gains (losses), net of associated amortization of deferred policy acquisition costs, for the years ended December 31, 2007, 2006, and 2005, consist of the following:

                                              2007         2006         2005
                                           -------------------------------------
                                                       (In Thousands)
   Realized gains (losses):
      Bonds                                $   3,540   $     1,574   $    2,532
      Equity securities                           --            --          794
      Mutual funds - trading                      --            --          616
      Mutual funds - other than trading           --            --           26
      Other                                       --             3           --
                                           -------------------------------------
   Total realized gains                        3,540         1,577        3,968

   Impairments:
      Bonds                                  (20,345)           --       (1,524)
                                           -------------------------------------
   Total impairments                         (20,345)           --       (1,524)

   Holding gains (losses):
      Mutual funds - trading                      --            --         (604)
      Mutual funds - other than trading        2,240         1,883        1,513
                                           -------------------------------------
   Total holding gains                         2,240         1,883          909
                                           -------------------------------------
                                             (14,565)        3,460        3,353
   Related impact on deferred policy
      acquisition costs                          215          (918)      (1,011)
                                           -------------------------------------
   Net realized/unrealized capital
      gains (losses)                       $ (14,350)  $     2,542   $    2,342
                                           =====================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

There were no outstanding agreements to sell securities at December 31, 2007 or 2006.

At December 31, 2007 the Company had approximately $1.6 billion in securities pledged as collateral in relation to its structured institutional products, the line of credit with the FHLB (see Note 14), and the home office building (see
Note 15).

At December 31, 2007, bonds available-for-sale with a carrying amount of $3.9 million were held in joint custody with the Kansas Insurance Department to comply with statutory regulations.

Derivative Instruments

The Company only uses derivatives for economic or accounting hedging purposes. The derivatives are recorded on the consolidated balance sheets in other invested assets. The following is a summary of the Company's risk management strategies and the effect of these strategies on the Company's consolidated financial statements.

Fair Value Hedging Strategy

The Company has entered into several interest rate swap agreements to manage interest rate risk. The interest rate swap agreements effectively modify the Company's exposure to interest rate risk by converting certain of the Company's fixed rate liabilities to a floating rate based on LIBOR. These agreements involve the receipt of fixed rate amounts in exchange for floating rate interest payments over the life of the agreements without an exchange of the underlying principal amount. The notional amount of the swaps was $41.5 million at December 31, 2006. The liabilities had matured at December 31, 2007.

The Company also has interest rate swap agreements which effectively modify fixed rate bonds into floating rate investments based on LIBOR over the next ten years. The notional amounts of these swaps are $112 million at December 31, 2007 and 2006.

During the years ended December 31, 2007, 2006, and 2005, the Company recognized a net loss of $1,104,000, net gain of $296,000, and net gain of $709,000, respectively, related to the ineffective portion of its fair value hedges that has been included in net investment income in the consolidated statements of income.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Cash Flow Hedging Strategy

The Company has entered into interest rate swap agreements that effectively convert a portion of its floating rate liabilities to a fixed rate basis, thus reducing the impact of interest rate changes on future income. The swap agreements expired during 2005. During the year ended December 31, 2005, the Company recognized a gain of $251,000 related to the ineffective portion of these hedging instruments that has been included in net investment income in the consolidated statements of income.

Futures Hedging Strategy

The Company entered into futures contract positions that were intended to reduce the impact of equity market volatility on the Company's deferred acquisition cost amortization expense, earnings from asset-based fees, and realized/unrealized capital gains (losses) on securities classified as trading securities. These futures contracts acted as an economic hedge against these financial risks; however, they did not qualify for hedge accounting. During the years ended December 31, 2007, 2006, and 2005, the Company realized a loss of $1.6 million, $14.6 million, and $7.9 million, respectively, on these futures contracts that has been included in net investment income in the consolidated statements of income. The Company held 817 and 375 futures contracts at December 31, 2007 and 2006, respectively.

3. Deferred Policy Acquisition Costs

The following table summarizes the components of DAC for the years ended December 31:

                                                            2007         2006
                                                         -----------------------
                                                             (In Thousands)

      Deferred policy acquisition costs                  $  380,236   $ 380,863
      Present value of future profits                        69,941      82,744
      Unearned premium liability                           (103,335)         --
                                                         -----------------------
      Balance at end of year                             $  346,842   $ 463,607
                                                         =======================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. Deferred Policy Acquisition Costs (continued)

An analysis of the DAC asset balance (excluding the value of business acquired, deferred broker/dealer commissions, and net of unearned premium liability) is presented below for the years ended December 31:

                                                            2007         2006
                                                         -----------------------
                                                             (In Thousands)

      Balance at beginning of year                       $  380,863   $ 330,794
         Cost deferred during the year                       80,528      85,308
         Amortized to expense during the year               (65,148)    (43,980)
         Effect of realized (gains) losses on
            amortization of deferred policy acquisition
            costs                                               215        (918)
         Effect of unrealized gains (losses)                (15,679)     10,836
         Other                                                 (543)     (1,177)
                                                         -----------------------
      Balance at end of year                             $  380,236   $ 380,863
                                                         =======================

Included in deferred policy acquisition costs in the consolidated balance sheets, the Present Value of Future Profits (PVFP) reflects the estimated fair value of acquired business and represents the acquisition cost that was allocated to the value of future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts. The PVFP relates to reinsurance assumed in 2000 and 2003.

PVFP is amortized over the lives of the acquired insurance business in force in a manner consistent with amortization of deferred policy acquisition costs. An analysis of the PVFP asset account is presented below for the years ended December 31:

                                                            2007         2006
                                                         -----------------------
                                                             (In Thousands)

      Balance at beginning of year                       $   82,744   $  94,617
         Imputed interest                                     5,378       6,091
         Amortization                                       (18,181)    (17,964)
                                                         -----------------------
      Balance at end of year                             $   69,941   $  82,744
                                                         =======================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. Deferred Policy Acquisition Costs (continued)

Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 13.8% and 14.8% of the December 31, 2007, deferred policy acquisition cost balance in each of the years 2008 through 2012. The interest rate used to determine the amount of imputed interest on the unamortized PVFP balance approximates 6.3%.

As a result of the  reinsurance  transaction  entered into during 2007 (see Note
7), the Company recorded an unearned premium liability which is being amortized over the estimated life of the business reinsured, in relation to its estimated gross profits. The unearned premium liability and related accumulated amortization are reported as a component of deferred policy acquisition costs on the consolidated balance sheets. An analysis of the unearned premium liability and associated amortization as of December 31, 2007, is presented as follows (in thousands):

      Unearned premium liability                                      $(108,113)
      Amortization                                                        4,778
                                                                      ----------
      Balance at end of year                                          $(103,335)
                                                                      ==========

4. Deferred Sales Inducements

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

                                                            2007         2006
                                                         -----------------------
                                                             (In Thousands)

      Balance at beginning of year                       $  103,094   $  79,490
         Acquisition                                         32,978      36,838
         Amortization                                       (17,185)    (13,234)
                                                         -----------------------
      Balance at end of year                             $  118,887   $ 103,094
                                                         =======================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

5. Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) are as follows:

                                                                 Unrealized
                                                               Gains (Losses)    Derivative
                                                               on Available-    Instruments
                                                                  for-Sale         Gains
                                                                 Securities       (Losses)       Total
                                                               -----------------------------------------
                                                                             (In Thousands)
Accumulated other comprehensive income (loss) at
   January 1, 2005                                               $   25,619     $      (735)  $   24,884
     Other comprehensive (loss) income:
       Unrealized losses on available-for-sale securities           (95,952)             --      (95,952)
       Change in fair value of derivatives                               --             494          494
       Gains reclassified into earnings from other
         comprehensive income                                         3,341              --        3,341
       Effect on deferred policy acquisition costs                   49,275              --       49,275
       Change in deferred income taxes                               15,168            (173)      14,995
                                                                 ----------------------------------------
     Total other comprehensive (loss) income                        (28,168)            321      (27,847)
                                                                 ----------------------------------------
Accumulated other comprehensive loss at
   December 31, 2005                                                 (2,549)           (414)      (2,963)
     Other comprehensive loss:
       Unrealized losses on available-for-sale securities           (34,771)             --      (34,771)
       Gains reclassified into earnings from other
         comprehensive loss                                           3,460              --        3,460
       Effect on deferred policy acquisition costs                   10,836              --       10,836
       Change in deferred income taxes                                1,507              --        1,507
                                                                 ----------------------------------------
     Total other comprehensive loss                                 (18,968)             --      (18,968)
                                                                 ----------------------------------------
Accumulated other comprehensive loss at
   December 31, 2006                                                (21,517)           (414)     (21,931)
     Other comprehensive loss:
       Unrealized losses on available-for-sale securities          (187,033)             --     (187,033)
       Losses reclassified into earnings from other
         comprehensive loss                                         (14,565)             --      (14,565)
       Effect on deferred policy acquisition costs                  (15,679)             --      (15,679)
       Change in deferred income taxes                               40,887              --       40,887
                                                                 ----------------------------------------
     Total other comprehensive loss                                (176,390)             --     (176,390)
                                                                 ----------------------------------------
Accumulated other comprehensive loss at
   December 31, 2007                                             $ (197,907)    $      (414)  $ (198,321)
                                                                 ========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

6. Employee Benefit Plans

Substantially all employees of the Company are covered by a qualified, noncontributory defined benefit pension plan sponsored by SBC and certain of its affiliates. Benefits are based on years of service and an employee's highest average compensation over a period of five consecutive years during the last ten years of service.

Effective July 31, 2007 the SBC pension plan was frozen, at which point all benefits earned under the pension plan were frozen with no additional benefits eligible to be earned. If an employee is not fully vested as of July 1, 2007, vesting service will continue until the employee is vested or employment ceases. This event has been accounted for as a plan curtailment by SBC. Concurrent with the curtailment of the defined benefit pension plan, the definition of pay under this plan was expanded to include bonuses (except for purposes of the profit-sharing contribution), and the Company match will be increased to 100% of the first 5% of pay. In addition, the Company will provide a transition benefit for eligible employees based upon age and years of pension benefit service. The transition contributions will be paid over a five-year period.

Pension cost for the year is allocated to each sponsoring company based on the ratio of salary costs for each company to total salary costs for all companies. Separate information disaggregated by the sponsoring employer company is not available on the components of pension cost or on the funded status of the plan.

The Company participates in a profit-sharing and savings plan for which substantially all employees are eligible. Company contributions to the profit-sharing and savings plan charged to operations were $1,492,000, $1,775,000, and $1,446,000 for 2007, 2006, and 2005, respectively.

The Company participates in a number of annual discretionary incentive compensation plans for certain employees. Allocations to participants each year under these plans are based on the performance and discretion of the Company. The annual allocations to participants are fully vested at the time the Company determines such amounts. Certain participants have the option to receive their balances immediately or to defer such amounts. Amounts deferred by participants of the Company's incentive compensation plans are invested in shares of affiliated mutual funds. Incentive compensation expense amounted to $5,267,000, $5,323,000, and $5,097,000 for 2007, 2006, and 2005, respectively.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. Reinsurance

Principal reinsurance assumed transactions for the years ended December 31, 2007, 2006, and 2005, are summarized as follows, with the majority of the reinsurance balances resulting from the 2003 and 2000 acquisitions of blocks of deferred annuity contracts:

                                                2007         2006        2005
                                              ----------------------------------
                                                        (In Thousands)

      Reinsurance assumed:
         Premiums received                    $  41,164   $  48,068   $  56,729
                                              ==================================
         Commissions paid                     $   3,412   $   3,769   $   4,389
                                              ==================================
         Claims paid                          $   8,486   $   7,077   $   9,354
                                              ==================================
         Surrenders paid                      $ 210,590   $ 232,485   $ 257,327
                                              ==================================

Principal reinsurance ceded transactions for the years ended December 31, 2007, 2006, and 2005, are summarized as follows, with the majority of the reinsurance balances resulting from the 2007 and 1997 transfers of the Company's life insurance business to another insurer:

                                                2007         2006        2005
                                              ----------------------------------
                                                        (In Thousands)

      Reinsurance ceded:
         Premiums paid                        $  75,378   $  35,317   $  36,440
                                              ==================================
         Commissions received                 $   3,272   $   3,028   $   3,238
                                              ==================================
         Claim recoveries                     $  20,629   $  21,725   $  23,966
                                              ==================================
         Surrenders paid                      $  58,888   $  13,283   $  12,951
                                              ==================================

In the accompanying consolidated financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of reinsurers.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. Reinsurance (continued)

At December 31, 2007 and 2006, the Company has receivables totaling $519,095,000 and $508,506,000, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Substantially all of these receivables are collateralized by assets of the reinsurers held in trust. Life insurance in force ceded at December 31, 2007 and 2006, was $3.9 billion and $4.1 billion, respectively.

Effective October 1, 2007, the Company reinsured, through an 85% coinsurance of general account liabilities and an 85% modified coinsurance of separate account liabilities, a block of approximately 14,600 deferred annuity contracts with separate account balances of $1.3 billion. The Company received a reinsurance commission of $35.3 million in addition to other related items for a total unearned premium liability of $108.1 million, which has been deferred and is being amortized over the estimated life of the business reinsured, in relation to its estimated gross profits. The Company has taken reserve credits of $3.5 million for general account liabilities reinsured at December 31, 2007, while separate account assets and liabilities continue to be reported on the books of the Company. The reserves were collateralized by assets of the reinsurer held in trust of $10.3 million.

8. Variable Annuity Contracts

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of the annuity contract holder. The primary guarantees provided to annuity contract holders are the guaranteed minimum death benefit (GMDB) and the guaranteed minimum income benefit (GMIB).

The GMDB provides a specific minimum return upon death. The Company offers six primary GMDB types:

      o Return of Premium Death Benefit provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

      o Reset provides the greater of a return of premium death benefit or the account value at the most recent five-year anniversary before the contract holder's eighty-sixth birthday adjusted for withdrawals.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Note to Consolidated Financial Statements (continued)

8. Variable Annuity Contracts (continued)

      o Roll-Up Death Benefit provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated generally at a 5% interest rate up to the earlier of an age specified in the contract (varies by product) or 200% of adjusted premiums.

      o Step-Up Death Benefit provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is annual, four year, five year, or six year. For most contracts, its GMDB locks in at an age specified in the contract (this age varies by product).

      o Enhanced Death Benefit provides the greater of a return of premium death benefit or the contract value plus the lesser of 50% of the contract gain or 50% of adjusted premiums. For policies issued to persons older than 70, the enhancement is 25% of the contract gain or 25% of adjusted premiums.

      o Combo Death Benefit provides the greater of an annual step-up, roll-up death benefit, and/or enhanced death benefit.

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

                                        2007                                 2006
                          --------------------------------------------------------------------------
                                                   Weighted                               Weighted
                           Account   Net Amount     Average      Account   Net Amount     Average
                            Value     at Risk     Attained Age    Value     at Risk     Attained Age
                          --------------------------------------------------------------------------
                                                    (Dollars in Millions)
Return of premium         $  2,490     $    6          61        $ 2,919     $   15         62
Reset                          176          1          53            178          2         52
Roll-up                        667         13          59            712         57         58
Step-up                      4,400         64          62          4,869         56         61
Combo                          249         14          66            447         27         65
                          --------------------                   -------------------
Subtotal                     7,982         98          61          9,125        157         61

Enhanced                        --          7          66             --         21         65
                          --------------------                   -------------------
Total GMDB                $  7,982     $  105          61        $ 9,125     $  178         61
                          ====================                   ===================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

              Note to Consolidated Financial Statements (continued)

8. Variable Annuity Contracts (continued)

The liability for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2007 and 2006, was $5,019,000 and $4,674,000,
respectively. The liability for GMIBs on variable annuity contracts reflected in the general account as of December 31, 2007 and 2006, was $370,000 and $736,000, respectively.

The Company's GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments. Separate benefit ratios are maintained for GMDB and GMIB.

The Company recalculates its GMDB and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the consolidated statements of income as benefit expense. The Company regularly reviews the assumptions used in the GMDB and GMIB reserve calculations and will adjust the assumptions as actual experience or other evidence suggests that earlier assumptions should be revisited. The Company's reserve calculation uses assumptions consistent with its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2007:

      o Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

      o     Mean long-term gross blended separate account growth rate of 7.5%.

      o     Equity volatility of 18%.

      o     Bond volatility of 5%.

      o     Mortality is 100% of Annuity 200 table.

      o Asset fees are equal to fund management fees and product loads (varies by product).

      o Discount rate is the long-term growth rate less asset fees (varies by product).

      o     Lapse rates vary by product and duration.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

              Note to Consolidated Financial Statements (continued)

9. Income Taxes

The Company files a consolidated life/non-life federal income tax return with SBMHC. Income taxes are allocated to the Company as if it filed a separate return. With few exceptions, SBMHC is no longer subject to U.S. federal and state examinations by tax authorities for years before 2004. The Internal
Revenue Service (IRS) is not currently examining any of SBMHC's federal tax returns. The provision for income taxes includes current federal income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities.

The Company adopted the provisions of FIN 48 on January 1, 2007, and recorded as a cumulative change in accounting principle an increase in the liability for unrecognized tax benefits and a decrease in beginning retained earnings of $1.3 million. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Balance at January 1, 2007                                                                $    5,102
   Additions based on tax positions related to current year                                    1,556
   Reductions as a result of a lapse of the applicable statute of limitations                 (1,181)
                                                                                          -----------
Balance at December 31, 2007                                                              $    5,477
                                                                                          ===========

As of December 31, 2007, the Company has $5.5 million of gross unrecognized tax benefits. If recognized, approximately $1.3 million would increase the Company's effective income tax rate. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of operating expenses. The Company recorded interest of $71,000 for the 12 months ended December 31, 2007, and recorded a liability at December 31, 2007, of $162,000.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

              Note to Consolidated Financial Statements (continued)

9. Income Taxes (continued)

Income tax expense (benefit) consists of the following for the years ended December 31, 2007, 2006, and 2005:

                                                           2007          2006         2005
                                                        --------------------------------------
                                                                     (In Thousands)
Current                                                 $     3,880   $    (3,296)  $   2,027
Deferred                                                     (9,781)       13,758       7,409
                                                        --------------------------------------
                                                        $    (5,901)  $    10,462   $   9,436
                                                        ======================================

The differences between reported income tax expense (benefit) and that resulting from applying the statutory federal rate to income before income tax expense are as follows:

                                                            2007          2006        2005
                                                        --------------------------------------
                                                                     (In Thousands)
Federal income tax expense computed at statutory
   rate                                                 $    11,681   $    20,224   $  19,153
(Decreases) increases in taxes resulting from:
     Dividends received deduction                           (12,019)       (5,877)     (5,248)
     Credits                                                 (1,959)       (2,915)     (3,445)
     Other                                                   (3,604)         (970)     (1,024)
                                                        --------------------------------------
                                                        $    (5,901)  $    10,462   $   9,436
                                                        ======================================

Credits primarily include low-income housing tax credits and foreign tax credits. Other includes tax-exempt interest and other tax-exempt earnings, nondeductible meals and entertainment, nondeductible dues and penalties, and other miscellaneous differences and adjustments.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. Income Taxes (continued)

Net deferred income tax assets or liabilities consist of the following:

                                                            December 31
                                                         2007        2006
                                                      ----------------------
                                                          (In Thousands)
Deferred income tax assets:
   Future policy benefits                             $  50,355   $  76,081
   Deferred loss on investments                           1,504          --
   Deferred gain on life coinsurance agreement            2,457       2,948
   Net unrealized capital loss on investments            90,011      17,378
   Other                                                  4,709       3,251
                                                      ----------------------
Total deferred income tax assets                        149,036      99,658
Valuation allowance related to unrealized loss          (40,819)     (5,660)
                                                      ----------------------
Net deferred income tax assets                          108,217      93,998

Deferred income tax liabilities:
   Deferred policy acquisition costs                    141,422     171,877
   Depreciation                                           2,539       3,074
   Deferred gain on investment                               --       1,877
   Other                                                 12,207       8,859
                                                      ----------------------
Total deferred income tax liabilities                   156,168     185,687
                                                      ----------------------
Net deferred income tax liability                     $  47,951   $  91,689
                                                      ======================

SFAS No. 109, Accounting for Income Taxes, requires companies to determine whether a deferred income tax asset will be realized in future years and establish a valuation allowance for any portion of the deferred tax assets that it believes will not be realized. Included in deferred tax assets is a significant deferred tax asset relating to unrealized capital losses that have been recognized for financial statement purposes but not for tax return purposes. Under current U.S. federal income tax law, capital losses must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. Based on the current situation, the Company does not believe it will be able, either through future operations or implementing tax planning strategies to generate sufficient capital gains to enable the Company to utilize all of its deferred tax assets related to the unrealized losses. Accordingly, a $40.8 million and $5.7 million valuation allowance for deferred tax assets was established as of December 31, 2007 and 2006, respectively.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. Income Taxes (continued)

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue final regulations with respect to certain computational aspects of the dividends received deduction (DRD) related to separate account assets held in connection with variable life insurance and annuity contracts of life insurance companies and added the project to the 2007-2008 Priority Guidance Plan. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope, and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that we receive. Management believes that is likely that any such regulations would apply prospectively only. For the year ended December 31, 2007, the Company recorded a benefit of approximately $9.4 million related to the current year's separate account DRD.

During 2006, deferred income tax assets related to credits carried over were sold to the parent, the ultimate filer of the tax return.

10. Business Combination

On June 15, 2007, the Company acquired Avera Global Partners, an asset management business primarily involved in the management of global assets, through an asset purchase. The acquisition was accounted for using the purchase method, and 100% of the results since June 15, 2007, have been included in the consolidated financial statements. The acquisition provides the Company global asset management capabilities. The aggregate purchase price was $3.5 million. The following table summarizes the Company's initial allocation of the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition (in thousands):

Current assets                                                    $   1,314
Fixed and other assets                                                   38
Intangible assets subject to amortization:
   Noncompetition agreements                                            280
Goodwill not subject to amortization                                  2,896
                                                                  ----------
                                                                      4,528
Current liabilities                                                  (1,063)
                                                                  ----------
Net assets acquired                                               $   3,465
                                                                  ==========

The goodwill will be deductible for income tax purposes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

11. Goodwill and Other Intangible Assets

An analysis of the goodwill and other intangible assets balances is presented below for the year ended December 31:

                                                          Other
                                                       Intangible
                                            Goodwill     Assets      Total
                                            ---------------------------------
                                                     (In Thousands)

Balance at January 1, 2007                  $     --    $     --    $     --
   Acquisition                                 2,896         280       3,176
   Amortization                                   --         (20)        (20)
                                            ---------------------------------
Balance at December 31, 2007                $  2,896    $    260    $  3,156
                                            =================================

The  intangible   asset  subject  to  amortization   includes  a  noncompetition
agreement. Amortization is straight-line over seven years. Impairment of the goodwill and intangibles will be evaluated annually.

The estimated amortization for the years ending December 31, 2008 through December 31, 2012, is $200,000, or $40,000 per year for each respective year-end.

12. Condensed Fair Value Information

SFAS No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value. The methods and assumptions used by the
Company to estimate the following fair value disclosures for financial instruments are set forth in Note 1.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. Condensed Fair Value Information (continued)

SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                              December 31, 2007           December 31, 2006
                                          ------------------------------------------------------
                                            Carrying        Fair        Carrying        Fair
                                             Amount        Value         Amount        Value
                                          ------------------------------------------------------
                                                              (In Thousands)
Bonds (Note 2)                            $ 3,973,337   $ 3,975,118   $ 4,831,835   $ 4,833,749
Equity securities (Note 2)                     98,379        98,379        85,565        85,565
Mutual funds                                   12,912        12,912        90,749        90,749
Policy loans                                  100,114       100,683       101,314       101,844
Business owned life insurance                  78,350        78,350        74,089        74,089
Separate account assets                     6,939,072     6,939,072     6,502,869     6,502,869
Supplementary contracts without life
   contingencies                              (15,064)      (17,591)      (16,503)      (18,093)
Individual and group annuities             (4,546,544)   (4,333,465)   (4,728,930)   (4,515,059)
Long-term debt                               (150,000)     (160,211)     (150,000)     (166,920)
Mortgage debt                                 (42,334)      (44,930)      (44,004)      (46,846)
Interest rate swaps                            (2,561)       (2,561)          952           952
Separate account liabilities               (6,939,072)   (6,939,072)   (6,502,869)   (6,502,869)

13. Commitments and Contingencies

The Company leases office space under several operating lease agreements. The leases contain escalation clauses which vary, but average at a rate of 2%. Total expense for all operating leases amounted to $134,000 during 2007.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

13. Commitments and Contingencies (continued)

In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $13.5 million and $21.2 million at December 31, 2007 and 2006, respectively, over the next few years as required by the general partner.

Guaranty fund assessments are levied on the Company by life and health guaranty associations in most states to cover policyholder losses of insolvent or rehabilitated insurers. At December 31, 2007 and 2006, the Company has reserved $1,800,000 and $1,465,000, respectively, to cover current and estimated future assessments, net of related premium tax credits.

Various legal proceedings and other matters have arisen in the ordinary course of the Company's business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company's ultimate liability, if any, resulting from such matters will not be material to its results of operations or financial position.

14. Long-Term Debt

At December 31, 2007, the Company has access to a $143 million line-of-credit facility from the FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (4.25% at December 31, 2007). The Company had no borrowings under this line of credit at December 31, 2007. The amount of the line of credit is determined by the fair market value of the Company's available collateral held by the FHLB, primarily mortgage-backed securities, not already pledged as collateral under existing contracts as of December 31, 2007.

The Company has outstanding surplus notes of $150 million at December 31, 2007 and 2006. The surplus notes consist of $50 million of 8.75% notes issued in May 1996 and maturing on May 15, 2016, and $100 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

15. Mortgage Debt

The primary mortgage financing for the Company's home office property was arranged through the FHLB, which also occupies a portion of the premises.
Although structured as a sale-leaseback transaction supporting $50 million of industrial revenue bonds issued by the City of Topeka and held by the FHLB, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company, with an operating lease from the FHLB for the portion of the premises that it presently occupies (see Note 1).

The underlying loan agreement with the FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600 including $79,616 applicable to the portion of the building leased to the FHLB. The monthly payments applicable to the portion of the building leased to the FHLB increased by $16,800 in 2005 due to the modified lease agreement (see Note 1). The financing is collateralized by a first mortgage on the premises and $25 million of other marketable securities. At December 31, 2007, combined future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows (in thousands):

      2008                                  $   1,786
      2009                                      1,909
      2010                                      2,042
      2011                                      2,184
      2012                                      2,537
      Thereafter                               31,876
                                            ---------
                                            $  42,334
                                            =========

16. Related-Party Transactions

The Company owns shares of affiliated mutual funds managed by SI with net asset values totaling $10,759,000 and $88,565,000 at December 31, 2007 and 2006,
respectively.

On April 14, 2004, the Company entered into an intercompany promissory note due from SBC totaling $55,000,000 payable in full at maturity on May 20, 2016. Interest on the principal amount of the note is due and payable at an annual rate of 5.98% with semiannual interest payments due on May 20 and November 20 of each year until the principal has been fully paid. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or repayment penalty. The principal balance at December 31, 2007, was $40,000,000.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

16. Related-Party Transactions (continued)

The Company paid $53,878,000 and $55,160,000 in 2007 and 2006, respectively, to affiliates for providing management, investment, and administrative services. The Company has a payable to its affiliates of $140,620 and $6,248,000 for the years ended December 31, 2007 and 2006, respectively.

The Company paid $46,700,000,  $40,000,000,  and $38,000,000 in dividends to SBC in 2007, 2006, and 2005, respectively.

The Company writes conversion and third-party administration contracts on behalf of se(2), inc. (se(2)), an affiliate. Accordingly, all of the revenue is collected by the Company. The Company paid $19,281,000 to se(2) during 2007 for administrative services related to these contracts. A management agreement is in place in which the Company reimburses se(2) for expenses incurred by se(2) directly applicable to providing administration and conversion support for these contracts.

17. Statutory Financial Information

The Company's statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department. Kansas has adopted the National Association of Insurance Commissioners' statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Commissioner of the Kansas Insurance
Department has the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Statutory capital and surplus of the insurance operations were $604,938,000 and $574,719,000 at December 31, 2007 and 2006, respectively. Statutory net income of the insurance operations was $19,138,000, $38,890,000, and $36,079,000 for the years ended December 31, 2007, 2006, and 2005, respectively.

The payment of dividends by the Company to shareholders is limited and can only be made from earned profits unless prior approval is received from the Kansas Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Kansas Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

18. Subsequent Event

On June 28, 2007, the Company and its parent, SBC, entered into a purchase agreement to acquire 100% of the outstanding shares and membership interests of Rydex Holdings, Inc. (Rydex).

Rydex is an investment management firm that principally sponsors, advises and manages non-traditional, quantitative-oriented open-end mutual funds and exchange traded funds (Rydex Funds) that cover a wide range of traditional and alternative asset classes. Shares of the Rydex Funds are sold through registered investment advisors and broker/dealers, other institutional financial intermediaries, including insurance companies, and directly to retail investors. Rydex also offers its registered investment advisor clients turnkey brokerage, custody, and back office products and services. In addition, Rydex offers its investment clients the ability to engage in intraday trading within the Rydex Funds. This feature is made possible by proprietary trading techniques which allow Rydex to actively and efficiently manage cash inflows and outflows within the funds on a real-time basis. As a result of the systems' capabilities, the process has become automated, scaleable, and cost-effective, with only negligible marginal costs incurred with increased trading volume. Rydex currently manages 61 open-end mutual funds, 55 variable trust subaccounts and 25 exchange traded funds, with approximately $16 billion of assets under management. The business of the Company and Rydex are closely related and will afford the combined companies benefits associated with marketing and managing products and scale of operations. The value of Rydex was determined based upon an independent appraisal and multiples of assets under management.

The transaction was effective and closed on January 17, 2008, with the aggregate purchase price of $752.1 million and estimated expenses of $14.5 million (net assets acquired of $766.6 million). The acquisition is expected to be financed by cash on hand and debt of $250 million. The sellers are financing $243.4 million on an interim basis with payments of $124.4 million and $127.1 million (including interest at 9%) due on April 17, 2008, and July 17, 2008, respectively. The Company's parent, SBC, anticipates issuing debt in the amount of $250 million to cover these payments.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

18. Subsequent Event (continued)

The following table summarizes the company's initial allocation of the estimated fair values of assets acquired and liabilities assumed at the date of acquisition (in thousands):

   Current assets                                               $   46,900
   Fixed and other assets                                            4,800
   Intangible assets not subject to amortization:
     Management contracts                                          336,000
     Trade name                                                    240,000
   Intangible assets subject to amortization:
     Processes and technology                                       59,000
     Noncompetition agreements                                      20,000
   Goodwill not subject to amortization                             81,600
                                                                -----------
                                                                   788,300
   Current liabilities                                             (21,700)
                                                                -----------
   Net assets acquired                                          $  766,600
                                                                ===========

The weighted average amortization period is 8.7 years for the intangible assets subject to amortization. Goodwill will be deductible for income tax purposes.

On January 7, 2008, the Company acquired through an asset purchase an asset management business primarily involved in the management of large- and mid-cap growth assets. The team manages approximately $475 million in assets for institutional and retail clients. The acquisition will enhance the Company's asset management expertise in the area of large- and mid-cap growth assets. The aggregate purchase price was $500,000 and the acquisition will be accounted for using the purchase method. The allocation of the purchase price to the fair value of assets and liabilities acquired has not been completed at this time. It is expected that any goodwill will be tax deductible.

FINANCIAL STATEMENTS

Variable Annuity Account XI
Year Ended December 31, 2007
With Report of Independent Registered Public Accounting Firm

                          Variable Annuity Account XI

                              Financial Statements

                          Year Ended December 31, 2007

                                    Contents

Report of Independent Registered Public Accounting Firm ....................  1

Audited Financial Statements

Statements of Net Assets ...................................................  3
Statements of Operations ...................................................  4
Statements of Changes in Net Assets ........................................  5
Notes to Financial Statements ..............................................  7

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account XI
   and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of each of the respective subaccounts of Variable Annuity Account XI (the Account), a separate account of Security Benefit Life Insurance Company comprised of the OppenheimerFunds Global, T. Rowe Price Mid-Cap Growth, T. Rowe Price Equity Income, Goldman Sachs VIT Structured Small Cap Equity, and Goldman Sachs Capital Growth Subaccounts, as of December 31, 2007, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XI at December 31, 2007, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP
March 31, 2008

                          Variable Annuity Account XI

                            Statements of Net Assets

                                December 31, 2007

                                                                                        Goldman Sachs
                                  OppenheimerFunds    T. Rowe Price    T. Rowe Price    VIT Structured    Goldman Sachs
                                       Global        Mid-Cap Growth    Equity Income   Small Cap Equity   Capital Growth
                                  ---------------------------------------------------------------------------------------
Assets:
   Mutual funds, at value         $      1,641,060   $     2,201,624   $   1,883,814   $        366,604   $      580,759
                                  ---------------------------------------------------------------------------------------
Total assets                             1,641,060         2,201,624       1,883,814            366,604          580,759
                                  ---------------------------------------------------------------------------------------
Net assets                        $      1,641,060   $     2,201,624   $   1,883,814   $        366,604   $      580,759
                                  =======================================================================================

Units outstanding                           83,632            70,728          64,287             25,878           46,606

Unit value                        $          19.62   $         31.12   $       29.30   $          14.16   $        12.46

Mutual funds, at cost             $      1,349,978   $     2,027,243   $   1,533,885   $        439,268   $      567,320
Mutual fund shares                         136,641            87,995          80,608             34,230           45,621

See accompanying notes.

                          Variable Annuity Account XI

                            Statements of Operations

                          Year Ended December 31, 2007

                                                                                                   Goldman Sachs
                                          OppenheimerFunds    T. Rowe Price      T. Rowe Price     VIT Structured     Goldman Sachs
                                               Global         Mid-Cap Growth     Equity Income    Small Cap Equity    Capital Growth
                                          ------------------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                 $            --     $       4,713      $         --     $         1,566     $       1,072
   Expenses:
      Mortality and expense risk fee               (4,950)          (10,070)          (10,473)             (2,475)           (2,756)
      Administrative fee                           (5,145)          (20,364)          (13,034)             (5,005)           (5,572)
                                          ------------------------------------------------------------------------------------------
Net investment income (loss)                      (10,095)          (25,721)          (23,507)             (5,914)           (7,256)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions                      --           233,273                --              40,599                --
      Realized capital gain (loss) on
         sales of fund shares                      27,590           157,209           135,539              (1,583)             (750)
      Change in unrealized
         appreciation/depreciation on
         investments during the year               63,280           (78,581)          (69,461)           (132,950)           51,636
                                          ------------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                      90,870           311,901            66,078             (93,934)           50,886
                                          ------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                        $        80,775     $     286,180      $     42,571     $       (99,848)    $      43,630
                                          ==========================================================================================

See accompanying notes.

                           Variable Annuity Account XI

                      Statements of Changes in Net Assets

                     Years Ended December 31, 2007 and 2006


                                               OppenheimerFunds Global     T. Rowe Price Mid-Cap Growth
                                                  2007          2006           2007           2006
                                             -----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)           $   (10,095)   $    (3,677)   $   (25,721)   $    (34,720)
      Capital gains distributions                     --             --        233,273         293,685
      Realized capital gain (loss) on
         sales of fund shares                     27,590         20,867        157,209         101,344
      Change in unrealized appreciation/
         depreciation on investments
         during the year                          63,280        108,280        (78,581)       (237,952)
                                             -----------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                      80,775        125,470        286,180         122,357

   From contractowner transactions:
      Variable annuity deposits                  123,581         39,986         96,637          37,053
      Terminations and withdrawals              (113,277)       (87,837)      (263,290)       (215,773)
      Transfers between subaccounts, net         522,818        315,099       (291,403)        (40,424)
                                             -----------------------------------------------------------
   Net increase (decrease) in net assets
      from contractowner transactions            533,122        267,248       (458,056)       (219,144)
                                             -----------------------------------------------------------
Net increase (decrease) in net assets            613,897        392,718       (171,876)        (96,787)
Net assets at beginning of year                1,027,163        634,445      2,373,500       2,470,287
                                             -----------------------------------------------------------
Net assets at end of year                    $ 1,641,060    $ 1,027,163    $ 2,201,624    $  2,373,500
                                             ===========================================================

                                                                                 Goldman Sachs VIT
                                             T. Rowe Price Equity Income   Structured Small Cap Equity
                                                 2007          2006            2007            2006
                                             -----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)           $   (23,507)   $   (15,439)   $    (5,914)   $     (5,657)
      Capital gains distributions                     --             --         40,599          38,181
      Realized capital gain (loss) on
         sales of fund shares                    135,539         20,011         (1,583)         47,367
      Change in unrealized appreciation/
         depreciation on investments
         during the year                         (69,461)       247,979       (132,950)        (15,662)
                                             -----------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                      42,571        252,551        (99,848)         64,229

   From contractowner transactions:
      Variable annuity deposits                  147,439         36,337         23,232           9,519
      Terminations and withdrawals              (189,230)       (67,658)       (54,202)        (78,922)
      Transfers between subaccounts, net         111,746        132,566        (46,687)       (125,589)
                                             -----------------------------------------------------------
   Net increase (decrease) in net assets
      from contractowner transactions             69,955        101,245        (77,657)       (194,992)
                                             -----------------------------------------------------------
Net increase (decrease) in net assets            112,526        353,796       (177,505)       (130,763)
Net assets at beginning of year                1,771,288      1,417,492        544,109         674,872
                                             -----------------------------------------------------------
Net assets at end of year                    $ 1,883,814    $ 1,771,288    $   366,604    $    544,109
                                             ===========================================================

See accompanying notes.

                           Variable Annuity Account XI

                     Years Ended December 31, 2007 and 2006

                                                    Goldman Sachs Capital Growth
                                                        2007           2006
                                                    ----------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                  $    (7,256)   $    (7,897)
      Capital gains distributions                            --             --
      Realized capital gain (loss) on
         sales of fund shares                              (750)       (17,588)
      Change in unrealized appreciation/
         depreciation on investments
         during the year                                 51,636         67,386
                                                    ----------------------------
   Net increase (decrease) in net
      assets from operations                             43,630         41,901

   From contractowner transactions:
      Variable annuity deposits                          75,550         18,221
      Terminations and withdrawals                     (131,618)       (62,527)
      Transfers between subaccounts, net                 (1,700)       (65,301)
                                                    ----------------------------
   Net increase (decrease) in net assets
      from contractowner transactions                   (57,768)      (109,607)
                                                    ----------------------------
Net increase (decrease) in net assets                   (14,138)       (67,706)
Net assets at beginning of year                         594,897        662,603
                                                    ----------------------------
Net assets at end of year                           $   580,759    $   594,897
                                                    ============================

See accompanying notes.

                           Variable Annuity Account XI

                          Notes to Financial Statements

                                December 31, 2007

1. Organization and Significant Accounting Policies

Organization

Variable Annuity Account XI (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated portfolio of these funds as follows:

          Subaccount                                  Mutual Fund
-------------------------------------------------------------------------------
                                      SBL Fund:
OppenheimerFunds Global                 Series D (Global Series)
                                      T. Rowe Price Equity Series, Inc.:
T. Rowe Price Mid-Cap Growth            T. Rowe Price Mid-Cap Growth Portfolio
                                      SBL Fund:
T. Rowe Price Equity Income             Series O (Equity Income Series)
                                      Goldman Sachs Variable Insurance Trust:
Goldman Sachs VIT Structured            Goldman Sachs VIT Structured Small
  Small Cap Equity                        Cap Equity Fund
Goldman Sachs Capital Growth          Goldman Sachs Capital Growth Fund

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Under the terms of the investment advisory contracts, investment portfolios of the SBL Funds are managed by Security Investors, LLC (SI), a limited liability company controlled by SBL. SBL is a wholly-owned subsidiary of Security Benefit Corporation (SBC).

                           Variable Annuity Account XI

SI has engaged Security Global Investors, LLC, a limited liability company also controlled by SBL, and OppenheimerFunds, Inc. to provide subadvisory services for the Global Series. T. Rowe Price Associates, Inc. provides subadvisory services for the T. Rowe Price Mid-Cap Growth Portfolio and Equity Income Series. Investment Portfolios in the Goldman Sachs VIT Structured Small Cap Equity Fund and Goldman Sachs Capital Growth Fund are managed by their investment advisor, Goldman Sachs Asset Management, L.P.

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of the investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2007, were as follows:

                                                       Cost of       Proceeds
                Subaccount                            Purchases     from Sales
--------------------------------------------------------------------------------
OppenheimerFunds Global                               $ 640,183     $   117,156
T. Rowe Price Mid-Cap Growth                            811,526       1,062,030
T. Rowe Price Equity Income                             705,235         658,787
Goldman Sachs VIT Structured Small Cap Equity           155,768         198,740
Goldman Sachs Capital Growth                            121,890         186,914

                           Variable Annuity Account XI

Annuity Reserves

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that would provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Presentation

The 2007 comparative financial statements are presented in whole dollars. Previously, the prior year financial statements were presented in thousands. To be comparative, the prior year columns in the current year financial statements have been converted to whole dollars.

                           Variable Annuity Account XI

2. Variable Annuity Contract Charges

SBL may deduct a maximum daily administration and distribution charge equal to an annual rate of 0.94% of each subaccount's average daily net assets, except with respect to the OppenheimerFunds Global and T. Rowe Price Equity Income subaccount, for which the maximum annual rate is 0.59%. SBL is currently charging an annual rate of 0.91% of each subaccount's average daily net assets, except the OppenheimerFunds Global and T. Rowe Price Equity Income subaccount, which are being charged an annual rate of 0.56%. In addition, mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.45% of the average daily net assets of each subaccount.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3. Summary of Unit Transactions

The changes in units outstanding for the period ended December 31, 2007 and 2006, were as follows:

                                            2007                                 2006
                              ---------------------------------     ---------------------------------
                                                         Net                                   Net
                               Units       Units      Increase       Units     Units        Increase
   Subaccount                 Issued     Redeemed    (Decrease)     Issued    Redeemed     (Decrease)
-----------------------------------------------------------------------------------------------------
OppenheimerFunds
   Global                      39,562     (12,439)      27,123      26,953     (11,217)       15,736
T. Rowe Price
   Mid-Cap Growth              25,040     (42,717)     (17,677)     11,122     (19,484)       (8,362)
T. Rowe Price
   Equity Income               31,204     (28,435)       2,769       8,535      (4,923)        3,612
Goldman Sachs VIT
   Structured Small
   Cap Equity                   9,370     (15,131)      (5,761)      6,484     (18,306)      (11,822)
Goldman Sachs
   Capital Growth              19,422     (24,684)      (5,262)      3,602     (13,551)       (9,949)

                           Variable Annuity Account XI

4. Unit Values

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2007, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, follows:

Subaccount                                   2007             2006          2005          2004          2003
-------------------------------------------------------------------------------------------------------------
OppenheimerFunds Global (1)
Units                                      83,632           56,509        40,773        21,331        13,959
Unit value                            $     19.62       $    18.18     $   15.56      $  13.77     $   11.64
Net assets                            $ 1,641,060       $    1,027     $     634      $    294     $     163
Ratio of expenses to net assets*             1.01%            1.01%         1.01%         1.01%         1.01%
Investment income ratio**                      --%              --%           --%           --%         0.33%
Total return***                              7.95%           16.81%        13.02%        18.30%        12.79%

T. Rowe Price
Mid-Cap Growth
Units                                      70,728           88,405        96,767        88,702        85,852
Unit value                            $     31.12       $    26.85     $   25.53      $  22.55     $   19.32
Net assets                            $ 2,201,624       $    2,374     $   2,470      $  2,000     $   1,659
Ratio of expenses to net assets*             1.36%            1.36%         1.36%         1.36%         1.36%
Investment income ratio**                    0.21%              --%           --%           --%           --%
Total return***                             15.91%            5.19%        13.18%        16.72%        36.54%

T. Rowe Price Equity Income
Units                                      64,287           61,519        57,907        48,964        43,650
Unit value                            $     29.30       $    28.79     $   24.48      $  23.84     $   21.04
Net assets                            $ 1,883,814       $    1,771     $   1,417      $  1,167     $     919
Ratio of expenses to net assets*             1.01%            1.01%         1.01%         1.01%         1.01%
Investment income ratio**                      --%              --%           --%         0.16%         1.21%
Total return***                              1.77%           17.62%         2.70%        13.31%        23.98%

                           Variable Annuity Account XI

Subaccount                                   2007             2006          2005          2004          2003
-------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT
Structured Small Cap Equity
Units                                      25,878           31,639        43,461        42,226        44,517
Unit value                            $     14.16       $    17.20     $   15.53      $  14.84     $   12.93
Net assets                            $   366,604       $      544     $     675      $    626     $     576
Ratio of expenses to net assets*             1.36%            1.36%         1.36%         1.36%         1.36%
Investment income ratio**                    0.34%            0.57%         0.24%         0.19%         0.24%
Total return***                            (17.63)%          10.75%         4.63%        14.77%        43.99%

Goldman Sachs
Capital Growth
Units                                      46,606           51,867        61,816        70,246        76,751
Unit value                            $     12.46       $    11.47     $   10.71      $  10.55     $    9.81
Net assets                            $   580,759       $      595     $     663      $    741     $     752
Ratio of expenses to net assets*             1.36%            1.36%         1.36%         1.36%         1.36%
Investment income ratio**                    0.18%            0.12%         0.13%         0.69%         0.26%
Total return***                              8.63%            7.09%         1.55%         7.54%        22.17%

* These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund and excluded.

** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(1)   The inception date of this subaccount was October 3, 2003.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          a.   Financial Statements

               The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007; and (2) the audited financial statements of Annuity Account XI at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements.

          b.   Exhibits

                 (1)   Resolution of the Board of Directors of Security
                       Benefit Life Insurance Company authorizing establishment of the Separate Account(a)
                 (2)   Not Applicable
                 (3)   (a)  Facilities Agreement(i)
                       (b)  Form of Master Agreement (d)
                       (c)  Distribution Agreement - Scarborough(c)
                       (d)  Distribution Agreement - SDI(j)
                 (4) Group Unallocated Policy Form (GV6059 1-99)(a)
                 (5) Application (GV7624 6-99)(d)
                 (6)   (a)  Composite of Articles of Incorporation of SBL(b)
                       (b)  Bylaws of SBL(e)
                 (7)   Not Applicable
                 (8)   (a)  Participation Agreement - Goldman Sachs (h)
                       (b)  Participation Agreement - T. Rowe Price (h)
                       (c)  Information Sharing Agreement - Goldman Sachs (g)
                       (d)  Information Sharing Agreement - T. Rowe Price (g)
                       (e)  Information Sharing Agreement - Security Funds (g)
                 (9)   Opinion of Counsel(f)
                (10)   (a)  Consent of Independent Registered Public Accounting
                            Firm
                       (b)  Consent of Counsel
                (11)   Not Applicable
                (12)   Not Applicable
                (13)   Not Applicable

(a) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed July 30, 1999).

(b) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 23, 2005).

(c) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed October 26, 1999).

(d) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed May 1, 2000).

(e) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 29, 2008).

(f) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed May 1, 2001).

(g) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).

(h) Incorporated herein by reference to the Exhibits filed with Registration Statement 333-84159 (filed April 27, 2007)

(i) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 29, 2008).

(j) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 29, 2008).


Item 25.      Directors and Officers of the Depositor

              Name and Principal

              Business Address                Positions and Offices with Depositor
              ----------------                ------------------------------------

              Kris A. Robbins*                Chairman, President, Chief Executive Officer and Director

              Thomas A. Swank*                Senior Vice President, Chief Operating Officer and Director

              Kalman Bakk, Jr.*               Senior Vice President and Director

              J. Michael Keefer*              Senior Vice President, General Counsel, Secretary and Director

              David J. Keith*                 Senior Vice President and Chief Information Officer

              Thomas R. Kaehr*                Vice President, Controller and Treasurer

              Amy J. Lee*                     Vice President, Associate General Counsel and Assistant Secretary

              Carmen R. Hill*                 Assistant Vice President and Chief Compliance Officer

              *One Security Benefit Place, Topeka, KS 66636.

Item 26.      Persons Controlled by or Under Common Control with the Depositor
--------      or Registrant
              ----------------------------------------------------------------

              The Depositor, Security Benefit Life Insurance Company ("SBL" or "the Company"), is owned by Security Benefit Corporation through the ownership of all of SBL's issued and outstanding shares of common stock. Security Benefit Corporation is wholly owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 2007 no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

              The following chart indicates the persons controlled by or under common control with Variable Annuity Account XI or SBL:


                                                                                               Percent of Voting
                                                                                              Securities Owned or
                                                                                                  Controlled
                                                                        Jurisdiction of            by SBMHC
                                       Name                              Incorporation     (directly or indirectly)
                                       ----                              -------------     ------------------------
              Security Benefit Mutual Holding Company                       Kansas                    ---
              (Holding Company)

              Security Benefit Corporation (Holding Company)                Kansas                   100%

              Security Benefit Life Insurance Company (Stock Life           Kansas                   100%
              Insurance Company)

              Security Investors, LLC (Investment Adviser)                  Kansas                   100%

              Security Distributors, Inc. (Broker/Dealer, Principal         Kansas                   100%
              Underwriter of Mutual Funds)

              se2, inc. (Third Party Administrator)                         Kansas                   100%

              Security Benefit Academy, Inc. (Daycare Company)              Kansas                   100%

              Security Financial Resources, Inc.                            Kansas                   100%
              (Financial Services)

              Security Financial Resources Collective Investments,         Delaware                  100%
              LLC (Private Fund)

              First Security Benefit Life Insurance and Annuity            New York                  100%
              Company of New York
              (Stock Life Insurance Company)


                                                                                               Percent of Voting
                                                                                              Securities Owned or
                                                                                                  Controlled
                                                                        Jurisdiction of            by SBMHC
                                       Name                              Incorporation     (directly or indirectly)
                                       ----                              -------------     ------------------------

              Brecek & Young Advisors, Inc.                               California                 100%

              Brecek & Young Financial Services Group of Montana, Inc.      Montana                  100%

              Brecek & Young Financial Group Insurance Agency of             Texas                   100%
              Texas, Inc.

              Security Global Investors, LLC (Investment Adviser)           Kansas                   100%

              Rydex Holdings, LLC (Kansas Holding Company)                  Kansas                   100%

              Rydex Distributors, Inc. (Broker-Dealer/Underwriter)         Maryland                  100%

              Padco Advisors, Inc. (Investment Adviser)                    Maryland                  100%

              Padco Advisor II, Inc. (Investment Adviser                   Maryland                  100%

              Rydex Fund Services, Inc.                                    Maryland                  100%

              Advisor Research Center                                      Maryland                  100%

              Rydex Capital Partners Equity Market Neutral Fund, LP        Delaware                  100%

              Rydex Advisory Services, LLC                                 Maryland                  100%

              Rydex Specialized Products, LLC                              Maryland                  100%

         SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, IV, SBL Variable Universal Life Insurance Account Varilife, Security Varilife Separate Account, SBL Variable Annuity Account VIII, Variflex Separate Account, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account. As depositor of the separate accounts, SBL might be deemed to control them. In addition, certain of the separate accounts invest in shares of SBL Fund, a "series" type mutual fund registered under the Investment Company Act of 1940. An affiliate of SBL serves as investment adviser to SBL Fund. The purchasers of SBL's variable annuity and variable life contracts investing in SBL Fund will have the opportunity to instruct SBL with respect to the voting of shares of SBL Fund held by the separate accounts as to certain matters. Subject to such voting instructions, SBL might be deemed to control SBL Fund.

              Item 27.     Number of Contractowners

              As of February 29, 2008, there was one contract owner and 2,233 participants under the Non-Qualified Contract issued under Variable Annuity Account XI.

Item 28.      Indemnification

              The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

              The Articles of Incorporation include the following provision:

                           (a) No director of the Corporation shall be liable to
                  the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                           (b) Any repeal or modification of the foregoing
                  paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

              Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriter

              (a)(1)    Security Distributors, Inc. ("SDI"), an affiliate of
                           SBL, acts as principal underwriter for:

                        SBL Variable Annuity Account I
                        SBL Variable Annuity Account III
                        SBL Variable Annuity Account IV
                        Security Varilife Separate Account (Security Elite
                           Benefit)
                        Security Varilife Separate Account (Security Varilife) SBL Variable Life Insurance Account (Varilife)
                        Variable Annuity Account IX
                        Account XVI
                        Parkstone Advantage Variable Annuity
                        Variflex Separate Account (Variflex)
                        Variflex Separate Account (Variflex ES)
                        Variable Annuity Account VIII (Variflex Extra Credit) Variable Annuity Account VIII (Variflex LS)
                        Variable Annuity Account VIII (Variflex Signature) Variable Annuity Account XI (Scarborough Advantage
                           Variable Annuity)
                        SBL Variable Annuity Account XIV (AdvisorDesigns
                           Variable Annuity)
                        SBL Variable Annuity Account XIV (AEA Variable Annuity) SBL Variable Annuity Account XIV (AdvanceDesigns
                           Variable Annuity)
                        SBL Variable Annuity Account XIV (EliteDesigns Variable
                           Annuity)
                        SBL Variable Annuity Account XIV (NEA Valuebuilder)
                        SBL Variable Annuity Account XIV (NEA Valuebuilder
                           Retirement Income Director Variable Annuity)
                        SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
                        SBL Variable Annuity Account XIV (Security Benefit
                           Advisor Variable Annuity)
                        SBL Variable Annuity Account XVII (Classic Strategies
                           Variable Annuity)
                        SBL Variable Annuity Account XVII (ThirdFed Variable
                           Annuity)
              (a)(2) SDI acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York ("FSBL"):

                        Variable Annuity Account A (AdvisorDesigns Variable
                           Annuity)
                        Variable Annuity Account A (EliteDesigns Variable
                           Annuity)
                        Variable Annuity Account B (SecureDesigns Variable
                           Annuity)
                        Variable Annuity Account B (AdvanceDesigns Variable
                           Annuity)

              (a)(3) SDI acts as principal underwriter for the following funds:

                        Security Equity Fund
                        Security Income Fund
                        Security Large Cap Value Fund
                        Security Mid Cap Growth Fund
                        SBL Fund
                        Security Financial Resources Collective Investments, LLC

               (a)(4) SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

                        Nationwide Multi-Flex Variable Account
                        Nationwide Variable Account 9


            (b)      Name and Principal                    Position and Offices
                     Business Address                        with Underwriter
                     ------------------                    ---------------------
                     Mark J. Carr*                         President and Director

                     James R. Schmank*                     Vice President and Director

                     Brenda M. Harwood*                    Vice President, Assistant Treasurer and Director

                     Richard M. Goldman**                  Director

                     Dale W. Martin, Jr.*                  Director

                     Amy J. Lee*                           Secretary and Chief Compliance Officer

                     Thomas R. Kaehr*                      Treasurer

                     Carmen R. Hill*                       Assistant Vice President

                     Christopher D. Swickard*              Assistant Secretary

              *   One Security Benefit Place, Topeka, KS 66636-0001

              ** Connecticut Business Center, 6 Landmark Square #471, Stamford, CT 06901-2707

                     ----------------------- ---------------------- ---------------------- --------------------
            (c)      1. Name of Principal    2. Net Underwriting    3. Compensation on     4. Brokerage
                     Underwriter             Discounts and          Redemption             Commissions
                                             Commissions
                     ----------------------- ---------------------- ---------------------- --------------------
                     Security                $910,215.53(1)         0(2)                   0
                     Distributors, Inc.
                     ----------------------- ---------------------- ---------------------- --------------------

                    1. Security Benefit Life Insurance Company pays commissions to broker-dealers through Security Distributors, Inc. This is the amount paid to Security Distributors, Inc. in connection with all contracts sold through the Separate Account. Security Distributors, Inc. passes through to the selling broker-dealers all such amounts.

                    2. A contingent deferred sales charge may be assessed on a full or partial withdrawal from the contract. This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the Separate Account, all of which is passed through to Security Benefit Life Insurance Company.

 Item 30.     Location of Accounts and Records

              All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.      Management Services

              All management contracts are discussed in Part A or Part B.

Item 32.      Undertakings

              (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen 16) months old for so long as payments under the Variable Annuity contracts may be accepted.

              (b) Registrant undertakes that it will 1) include as part of the Variable Annuity contract application a space that an applicant can check to request a Statement of Additional Information and 2) include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

              (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

              (d) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 28th day of April, 2008.

SIGNATURES AND TITLES

      Security Benefit Life Insurance Company (The Depositor)
      SBL Variable Annuity Account XI
      (The Registrant)





By:   /s/ Kris A. Robbins
      ---------------------------------------------------------------
      Kris A. Robbins, Chairman, President and Chief
      Executive Officer

By:   /s/ Thomas A. Swank
      ---------------------------------------------------------------
      Thomas A. Swank, Senior Vice President, Chief Operating
      Officer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following person in the capacity indicated on April 28, 2008.

                              SIGNATURES AND TITLES

By:   /s/ Kris A. Robbins
      ---------------------------------------------------------------
      Kris A. Robbins
      Chairman, President , Chief Executive Officer and Director
      (principal executive officer)


By:   /s/ Thomas A. Swank
      ---------------------------------------------------------------
      Thomas A. Swank
      Senior Vice President, Chief Operating Officer and Director

By:   /s/ J. Michael Keefer
      ---------------------------------------------------------------
      J. Michael Keefer,
      Senior Vice President, General Counsel, Secretary and Director

By:   /s/ Kalman Bakk, Jr.
      ---------------------------------------------------------------
      Kalman Bakk, Jr.
      Senior Vice President  and Director

By:   /s/ Thomas R. Kaehr
      ---------------------------------------------------------------
      Thomas R. Kaehr
      Vice President, Controller and Treasurer (chief accounting officer and chief financial officer)

                                  EXHIBIT INDEX

  (1)   None

  (2)   None

  (3)   (a)
        (b)    None
        (c)    None

        (d)

  (4)   None

  (5)   None

  (6)   (a)    None
        (b)    None

  (7)   None

  (8)   (a)  None
        (b)  None
        (c)  None
        (d)  None
        (e)  None

  (9)   None

(10)    (a)  Consent of Independent Registered Public Accounting Firm
        (b)  Consent of Counsel

(11)    None

(12)    None

(13)    None